                                                     [JANUS LOGO]

                         Fondos de Renta Variable de Janus

                                       PROSPECTO
                                       17 DE FEBRERO DE 1999 SEGUN HAYA SIDO
                                       COMPLEMENTADO
                                       EL 16 DE ABRIL DE 1999
                                       Janus Fund
                                       Janus Enterprise Fund
                                       Janus Mercury Fund
                                       Janus Olympus Fund
                                       Janus Special Situations Fund
                                       Janus Global Life Sciences Fund
                                       Janus Global Technology Fund
                                       Janus Worldwide Fund
                                       Janus Balanced Fund
                                       Janus Equity Income Fund
                                       Janus Growth and Income Fund

                         ESTE DOCUMENTO SE PRESENTA SOLAMENTE PARA EFECTOS INFORMATIVOS, SIENDO EL PROSPECTO EN INGLES EL PROSPECTO OFICIAL PARA TODOS LOS EFECTOS.

                         LA COMISION DE VALORES (SECURITIES AND EXCHANGE COMMISSION, SEC) NO HA APROBADO NI DESAPROBADO ESTOS VALORES NI HA DICTAMINADO LA EXACTITUD NI LA SUFICIENCIA DE ESTE PROSPECTO. CUALQUIER DECLARACION EN CONTRARIO DE LO ANTERIOR CONSTITUYE UN DELITO.

    [JANUS LOGO]

                                                                          Indice

                RESUMEN DE RIESGO/RENDIMIENTO
                   Fondos de Crecimiento........................    2
                   Fondos Combinados............................   12
                   Comisiones y gastos..........................   17
                OBJETIVOS DE INVERSION, ESTRATEGIAS Y RIESGOS
                PRINCIPALES DE INVERSION
                   Fondos de Crecimiento........................   19
                   Fondos Combinados............................   26
                   Politicas generales de cartera...............   29
                   Riesgos......................................   32
                MANUAL DEL ACCIONISTA
                   Inversiones minimas..........................   41
                   Tipos de titularidad de cuenta...............   41
                   Como abrir su cuenta Janus...................   44
                   Como comprar acciones........................   44
                   Como intercambiar acciones...................   47
                   Como liquidar acciones.......................   49
                   Servicios a los accionistas y politicas de
                   cuenta.......................................   54
                ADMINISTRACION DE LOS FONDOS
                   Asesor de inversiones........................   59
                   Personal de inversiones......................   61
                INFORMACION ADICIONAL............. .............   66
                DISTRIBUCIONES E IMPUESTOS
                   Distribuciones...............................   67
                   Impuestos....................................   69
                DATOS FINANCIEROS MAS IMPORTANTES....... .......   71
                GLOSARIO
                   Glosario de terminos de inversion............   81


                                                                       Indice  1

Resumen de riesgo rendimiento

FONDOS DE CRECIMIENTO

               Los Fondos de Crecimiento han sido disenados para los inversionistas a largo plazo que busquen el aumento del capital y que puedan tolerar los riesgos superiores asociados con las inversiones en las acciones ordinarias.

1. CUALES SON LOS OBJETIVOS DE INVERSION DE LOS FONDOS DE CRECIMIENTO?

--------------------------------------------------------------------------------

               FONDOS DE CRECIMIENTO NACIONALES

               - EL JANUS FUND procura el crecimiento del capital a largo plazo de una manera que sea consistente con la conservacion del capital.

               - EL JANUS ENTERPRISE FUND, EL JANUS MERCURY FUND Y EL JANUS
                 OLYMPUS FUND procuran el crecimiento del capital a largo plazo.

               - EL JANUS SPECIAL SITUATIONS FUND procura la apreciacion del capital.

               FONDOS DE CRECIMIENTO MUNDIALES

               - EL JANUS GLOBAL LIFE SCIENCES FUND Y EL JANUS GLOBAL TECHNOLOGY
                 FUND procuran el crecimiento del capital a largo plazo.

               - EL JANUS WORLDWIDE FUND procura el crecimiento del capital a largo plazo de una manera que sea consistente con la conservacion del capital.

               Los Administradores Fiduciarios de los Fondos podran cambiar estos objetivos sin el voto de los accionistas, y los Fondos le notificaran a usted de cualesquier cambios que sean significativos. De ocurrir un cambio significativo en el objetivo
               o las politicas de un Fondo, usted debera determinar si ese Fondo sigue siendo una inversion conveniente para usted. No existe ninguna garantia de que un Fondo logre su objetivo.

 2 Fondos de Renta Variable de Janus

2. CUALES SON LAS PRINCIPALES ESTRATEGIAS DE INVERSION DE LOS FONDOS DE CRECIMIENTO?

               Los administradores de cartera aplican un enfoque de abajo para arriba ("bottom up") al seleccionar las inversiones. En otras palabras, buscan, una por una, a companias con potencial para el incremento de ganancias. Si un administrador de cartera no logra encontrar inversiones con un potencial para el incremento de las ganancias, una porcion significativa de los activos de un Fondo se podran mantener en efectivo o en inversiones similares.

               El JANUS FUND invierte principalmente en acciones ordinarias seleccionadas por su potencial para crecer. Aunque el Fondo puede invertir en companias de cualquier tamano, por lo general invierte en companias grandes y de trayectoria reconocida.

               El JANUS ENTERPRISE FUND invierte principalmente en acciones ordinarias seleccionadas por su potencial para crecer y, normalmente, invierte por lo menos el 50 % de sus activos patrimoniales en companias de tamano mediano.

               El JANUS MERCURY FUND invierte principalmente en acciones ordinarias seleccionadas por su potencial para crecer. El Fondo puede invertir en companias de cualquier tamano, desde las companias mas grandes y de trayectoria mas reconocida a las companias de crecimiento emergente mas pequenas.

               El JANUS OLYMPUS FUND invierte principalmente en acciones ordinarias seleccionadas por su potencial para crecer. El Fondo puede invertir en companias de cualquier tamano, desde las companias mas grandes y de trayectoria mas reconocida a las companias de crecimiento emergente mas pequenas.

               El JANUS SPECIAL SITUATIONS FUND invierte principalmente en acciones ordinarias seleccionadas por su potencial para el incremento del capital. El Fondo se concentra en acciones de companias de "situaciones especiales" que, a juicio del administrador de cartera, hayan sido desatendidas o subvaloradas por otros inversionistas. Una "situacion especial" surge cuando,

                                              Resumen de riesgo y rendimiento  3
               conforme al criterio del administrador de cartera, los instrumentos de una determinada compania aumentaran en valor debido a un suceso especifico. El administrador de cartera le presta atencion especial a companias que, en su opinion, tienen altos flujos de efectivo libre.

               El JANUS GLOBAL LIFE SCIENCES FUND invierte principalmente en valores de renta variable de companias estadounidenses y extranjeras seleccionadas por su potencial para crecer. Normalmente, invierte por lo menos el 65 % de sus activos totales en valores de compania que, a juicio del administrador de cartera, tienen una orientacion hacia las ciencias de la vida. Como politica fundamental, normalmente, el Fondo invierte por lo menos el 25 % de sus activos totales, en conjunto, en los siguientes grupos de industria: atencion a la salud; farmaceuticos; agricultura; cosmeticos/cuidado personal; y biotecnologia.

               El JANUS GLOBAL TECHNOLOGY FUND invierte principalmente en valores de renta variable de companias estadounidenses y extranjeras seleccionadas por su potencial para crecer. Normalmente, invierte por lo menos el 65 % de sus activos totales en valores de companias que, a juicio del administrador de cartera, se beneficiaran de manera significativa de adelantos o mejoras en la tecnologia.

               El JANUS WORLDWIDE FUND invierte principalmente en acciones ordinarias de companias de cualquier tamano alrededor del mundo. Normalmente, el Fondo invierte en entidades emisoras de por lo menos cinco paises diferentes, incluyendo los Estados Unidos. En ocasiones, el Fondo podra invertir en menos de cinco paises o incluso en un solo pais.

 4 Fondos de Renta Variable de Janus

3. CUALES SON LOS RIESGOS PRINCIPALES DE INVERTIR EN LOS FONDOS DE CRECIMIENTO?

               El riesgo mas grande es que los rendimientos de los Fondos pueden fluctuar y usted podria perder dinero. Si piensa invertir en alguno de los Fondos de Crecimiento, recuerde que cada uno de los mismos ha sido creado para los inversionistas a largo plazo que pueden aceptar los riesgos de invertir en una cartera con tenencias significativas de acciones ordinarias. Las acciones ordinarias tienden a ser mas volatiles que otras alternativas de inversion.

               El valor de la cartera de un Fondo puede bajar si el valor de una compania individual en la cartera disminuye. El valor de la cartera de un Fondo puede bajar tambien si el mercado de acciones disminuye. Si el valor de la cartera de un Fondo baja, el valor patrimonial neto (VPN) puede bajar tambien, de manera que si usted vende sus acciones en un Fondo, obtendria menos dinero.

               El JANUS SPECIAL SITUATIONS FUND se concentra en invertir en companias que se encuentren en situaciones especiales cuyo valor pudiera no aumentar si un suceso previsto no sucediera o no atrajera la atencion prevista. Vease "Que es una situacion especial?" en la pagina 24 para una explicacion de lo que el administrador de cartera puede considerar una situacion especial.

               El JANUS GLOBAL LIFE SCIENCES FUND concentra sus inversiones en grupos industriales vinculados. Debido a esto, las companias en su cartera pueden compartir caracteristicas en comun y reaccionar de manera similar a los sucesos en el mercado. Por ejemplo, muchas companias con una orientacion hacia las ciencias de la vida son altamente reguladas y pueden depender de ciertos tipos de tecnologia. Como resultado, cambios en las inversiones o subsidios otorgados por el gobierno, cambios legislativos nuevos o previstos o adelantos tecnologicos podrian afectar el valor de tales companias y, por ende, el VPN del Fondo. Los rendimientos del Fondo pueden ser mas volatiles que los de una cartera menos concentrada.

                                              Resumen de riesgo y rendimiento  5

               Aunque el JANUS GLOBAL TECHNOLOGY FUND no concentra sus inversiones en industrias especificas, podra invertir en companias vinculadas de tal manera que reaccionen de manera similar ante ciertas presiones del mercado. Por ejemplo, la competencia entre companias de tecnologia puede resultar en la fijacion de precios cada vez mas agresivos para sus productos y servicios, lo que a su vez puede afectar la rentabilidad de companias en la cartera del Fondo. Asimismo, debido al ritmo acelerado del desarrollo tecnologico, los productos o servicios desarrollados por companias en la cartera del Fondo pueden volverse obsoletos rapidamente o tener ciclos de producto relativamente cortos. Como resultado, los rendimientos del Fondo pueden ser mucho mas volatiles que los rendimientos de un fondo que no invierte en companias tan vinculadas.

               El JANUS GLOBAL LIFE SCIENCES FUND, el JANUS GLOBAL TECHNOLOGY FUND y el JANUS WORLDWIDE FUND podran tener una exposicion significativa a los mercados extranjeros. Como resultado, su rendimiento y VPN podran verse afectados en gran medida por las fluctuaciones en los tipos de divisas o las condiciones politicas o economicas en un determinado pais.

               El JANUS ENTERPRISE FUND, el JANUS OLYMPUS FUND, el JANUS SPECIAL SITUATIONS FUND, el JANUS GLOBAL LIFE SCIENCES FUND y el JANUS GLOBAL TECHNOLOGY FUND son no diversificados. En otras palabras, pueden mantener posiciones mas grandes en un numero menor de valores que un fondo diversificado. Como resultado, un aumento o una disminucion en el valor de un solo instrumento puede tener un impacto mayor en el VPN y en el rendimiento total de un Fondo.

               Una inversion en estos Fondos no es un deposito bancario y no esta asegurada o garantizada por la Corporacion Federal de Seguro de Depositos (Federal Deposit Insurance Corporation) ni por ningun otro organismo gubernamental.

               La siguiente informacion ilustra como el desempeno de cada uno de los Fondos de Crecimiento ha variado con el tiempo. Los diagramas de barra muestran el cambio en el desempeno ano por

 6 Fondos de Renta Variable de Janus
               ano durante el periodo indicado. Las tablas comparan los rendimientos anuales promedio de cada Fondo para los periodos indicados con un indice de mercado de valores de base amplia.

                                              Resumen de riesgo y rendimiento  7

          JANUS FUND

          RENDIMIENTOS ANUALES PARA PERIODOS FINALIZADOS EL 31/12

           1989     1990     1991     1992     1993     1994     1995     1996     1997     1998
          ------   -------  ------    -----   ------   -------  ------   ------   ------   ------
          46.32%   (0.74%)  42.80%    6.87%   10.92%   (1.10%)  29.43%   19.61%   22.72%   38.89%

          Mejor trimestre: 4to de 1998   28.44%;
          Peor trimestre:  3ro de 1998  (13.91%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/98
          ----------------------------------------------------------------------

                                                                         Desde el inicio
                                            1 ano    5 anos    10 anos     (05/02/70)
          Janus Fund                       38.89 %   21.15 %   20.43 %       17.59 %
          S&P 500 Index*                   28.74 %   24.08 %   19.20 %       18.83 %
                                           ---------------------------------------------

          * El S&P 500 es el Indice Compuesto de 500 Acciones de Standard & Poor's, un indice no administrado y ampliamente reconocido de precios de acciones ordinarias.

          JANUS ENTERPRISE FUND

          RENDIMIENTOS ANUALES PARA PERIODOS FINALIZADOS EL 31/12

           1993     1994     1995     1996     1997     1998
          ------    -----   ------   ------   ------   ------
          15.64%    8.92%   27.25%   11.65%   10.82%   33.75%

          Mejor trimestre:  4to de 1998   34.15%;
          Peor trimestre:   3ro de 1998  (14.63%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/98
          ----------------------------------------------------------------------

                                                                        Desde el inicio
                                                     1 ano    5 anos      (01/09/92)
          Janus Enterprise Fund                     33.75 %   18.06 %      21.54 %
          S&P MidCap 400 Index+                     18.25 %   18.67 %      19.19 %
                                                    -----------------------------------

          + El S&P MidCap 400 Index es un grupo no administrado de 400 acciones nacionales seleccionadas por su tamano de mercado, liquidez y representacion de grupo de industria.

 8 Fondos de Renta Variable de Janus

        JANUS MERCURY FUND

        RENDIMIENTO ANUALES PARA PERIODOS FINALIZADOS EL 31/12

        1994         1995        1996        1997       1998
        -----        -----       -----       -----      -----
        15.86%       33.01%      17.67%      11.88%     58.41%


        Mejor trimestre: 4to de 1998 30.04%;
        Peor trimestre:  3rd de 1998 (6.94%)


        Rendimiento total anual promedio para periodos finalizados el 31/12/98
        ----------------------------------------------------------------------

                                                           Desde el inicio
                                      1 ano      5 anos      (03/05/93)
        Janus Mercury Fund            58.41 %    26.30 %      26.86 %
        S&P 500 Index*                28.74 %    24.08 %      22.64 %
                                      -------------------------------

        * El S&P 500 es el Indice Compuesto de 500 Acciones de Standard & Poor's, un indice no administrado y ampliamente reconocido de precios de acciones ordinarias.

        JANUS OLYMPUS FUND

        RENDIMIENTO ANUALES PARA PERIODOS FINALIZADOS EL 31/12

        1996               1997              1998
        -----              -----             -----
        21.73%             26.73%            56.97%

        Mejor trimestre:  4to de 1998 32.66%;
        Peor trimestre:   3ro de 1998 (7.93%)


        Rendimiento total anual promedio para periodos finalizados el 31/12/98
        ----------------------------------------------------------------------

                                                           Desde el inicio
                                                  1 ano      (29/12/95)
        Janus Olympus Fund                       56.97 %      34.28 %
        S&P 500 Index+                           34.28 %      28.27 %
                                                 -------------------------

        + El S&P 500 es el Indice Compuesto de 500 Acciones de Standard &
          Poor's, un indice no administrado y ampliamente reconocido de precios de acciones ordinarias.

          Resumen de riesgo y rendimiento  9

          JANUS SPECIAL SITUATIONS FUND

          RENDIMIENTOS ANUALES PARA PERIODOS FINALIZADOS EL 31/12


          1997      1998
          ----      ----
          46.04%    25.31%

          Mejor trimestre: 4to de 1998  28.53%;
          Peor trimestre:  3ro de 1998 (19.55%)


          Rendimiento total anual promedio para periodos finalizados el 31/12/98
          ----------------------------------------------------------------------

                                                                     Desde el inicio
                                                            1 ano      (31/12/96)
          Janus Special Situations Fund                    25.31 %       35.28 %
          S&P 500 Index*                                   28.74 %       31.03 %
                                                           --------------------

        * El S&P 500 es el Indice Compuesto de 500 Acciones de Standard & Poor's, un indice no administrado y ampliamente reconocido de precios de acciones ordinarias.

          JANUS WORLDWIDE FUND

          RENDIMIENTOS ANUALES PARA PERIODOS FINALIZADOS EL 31/12

          1992    1993    1994    1995    1996    1997    1998
          ----    ----    ----    ----    ----    ----    ----
           9.01%  28.41%   3.61%  21.90%  26.40%  20.48%  25.87%


          Mejor trimestre: 4to de 1998 20.24%;
          Peor trimestre:  3ro de 1998 (16.10%)


          Rendimiento total anual promedio para periodos finalizados el 31/12/98
          ----------------------------------------------------------------------

                                                                     Desde el inicio
                                                  1 ano    5 anos      (15/05/91)
          Janus Worldwide Fund                   25.87 %   19.34 %       20.72 %
          Morgan Stanley International
            Worldwide Index*                     24.34 %   15.68 %       13.22 %
                                                 ------------------------------

        * El Morgan Stanley International Worldwide Index es un indice ponderado en funcion de la capitalizacion de mercado compuesto de paises representativos de la estructura de mercado de 47 mercados desarrollados y emergentes.

 10 Fondos de Renta Variable de Janus

               Ya que el Janus Global Life Sciences Fund y el Janus Global Technology Fund no iniciaron sus operaciones sino hasta el 31 de diciembre de 1998, no se muestran desempenos para los mismos.

               El desempeno pasado de los Fondos de Crecimiento no indica necesariamente como se desempenaran en el futuro.

                                             Resumen de riesgo y rendimiento  11

FONDOS COMBINADOS

               Los Fondos Combinados han sido creados para los inversionistas que procuran principalmente el crecimiento del capital con diversos grados de enfasis en el ingreso. Estos Fondos no han sido creados para los inversionistas que desean un nivel de ingreso consistente.

1. CUALES SON LOS OBJETIVOS DE INVERSION DE LOS FONDOS COMBINADOS?

--------------------------------------------------------------------------------

               - EL JANUS BALANCED FUND procura un crecimiento del capital a largo plazo que sea consistente con la conservacion del capital, equilibrado con un ingreso corriente.

               - EL JANUS EQUITY INCOME FUND procura un ingreso corriente y el crecimiento del capital a largo plazo.

               - EL JANUS GROWTH AND INCOME FUND procura el crecimiento del capital a largo plazo y un ingreso corriente.

               Los Administradores Fiduciarios de los Fondos podran cambiar estos objetivos sin el voto de los accionistas, y los Fondos le notificaran a usted de cualesquier cambios que sean significativos. De ocurrir un cambio significativo en el objetivo
               o las politicas de un Fondo, usted debera determinar si ese Fondo sigue siendo una inversion conveniente para usted. No existe ninguna garantia de que un Fondo logre su objetivo.

2. CUALES SON LAS ESTRATEGIAS DE INVERSION PRINCIPALES DE LOS FONDOS COMBINADOS?

               Los administradores de cartera aplican un enfoque de "microanalisis" al seleccionar las inversiones. En otras palabras, procuran, mas que nada, valores cuyo capital incremente y que produzcan ingresos, y que satisfagan sus criterios de inversion de uno por uno. Si un administrador de cartera no logra encontrar tales inversiones, una gran parte de los activos de un Fondo podra mantenerse en efectivo o en inversiones similares.

 12 Fondos de Renta Variable de Janus

               Normalmente, el JANUS BALANCED FUND invierte del 40 al 60 % de sus activos en valores seleccionados principalmente debido a su potencial para el crecimiento y del 40 al 60 % de sus activos en valores seleccionados principalmente debido a su potencial para el ingreso. El Fondo invertira normalmente por lo menos el 25 % de sus activos en valores de renta fija.

               El JANUS EQUITY INCOME FUND se concentra normalmente en inversiones en acciones ordinarias, y el potencial para el crecimiento es un factor de inversion significativo que se toma en consideracion. Normalmente, invierte por lo menos el 65 % de sus activos en valores de renta variable que produzcan ingreso.

               El JANUS GROWTH AND INCOME FUND se concentra normalmente en inversiones en acciones ordinarias. Invierte normalmente hasta el 75 % de sus activos en valores de renta variable seleccionados principalmente debido a su potencial para el crecimiento, y por lo menos el 25 % de sus activos en valores que, a juicio del administrador de cartera, tienen potencial para obtener ingreso. Los valores de renta variable pueden constituir parte de este componente de ingreso si pagan dividendos en la actualidad o si el administrador de cartera considera que tienen el potencial para aumentar o iniciar pagos de dividendos.

3. CUALES SON LOS RIESGOS PRINCIPALES DE INVERTIR EN LOS FONDOS COMBINADOS?

               El riesgo mas grande es que los rendimientos de los Fondos podran fluctuar y usted podria perder dinero. Si piensa invertir en alguno de los Fondos Combinados, recuerde que cada uno de los mismos ha sido creado para los inversionistas a largo plazo que pueden aceptar los riesgos de invertir en una cartera con tenencias significativas de acciones ordinarias. Las acciones ordinarias tienden a ser mas volatiles que otras opciones de inversion.

               El valor de la cartera de un Fondo puede bajar si el valor de una compania individual en la cartera baja. El valor de la cartera de un Fondo puede bajar tambien si el mercado de acciones baja. Si el valor de la cartera de un Fondo baja, el VPN puede bajar tambien, de manera que si usted vende sus acciones en un Fondo, obtendria menos dinero.

                                             Resumen de riesgo y rendimiento  13

               El componente de ingreso de las carteras de los Fondos incluye valores de renta fija. Un riesgo fundamental del componente de ingreso es que el valor de estos instrumentos bajara si los tipos de interes suben. Por lo general, el valor de una cartera de renta fija baja cuando los tipos de interes suben, de manera que el VPN puede bajar tambien. Otro riesgo fundamental asociado con los valores de renta fija es el riesgo crediticio, es decir, el riesgo de que una entidad emisora no pueda cumplir con los pagos de capital e intereses cuando estos venzan.

               Una inversion en estos Fondos no es un deposito bancario y no esta asegurada o garantizada por la Corporacion Federal de Seguro de Depositos (Federal Deposit Insurance Corporation) ni por ningun otro organismo gubernamental.

               La siguiente informacion ilustra como el desempeno de cada uno de los Fondos Combinados ha variado con el tiempo. Los diagramas de barra muestran el cambio en el desempeno ano por ano durante el periodo indicado. Las tablas comparan los rendimientos anuales promedio de cada Fondo para los periodos indicados con un indice de mercado de valores de base amplia.

 14 Fondos de Renta Variable de Janus

          JANUS BALANCED FUND

          RENDIMIENTOS ANUALES PARA PERIODOS FINALIZADOS EL 31/12

           1993     1994     1995     1996     1997     1998
          ------    -----   ------   ------   ------   ------
          10.56%    0.02%   27.31%   15.30%   21.81%   31.20%

          Mejor trimestre:  4to de 1998  18.75%;
          Peor trimestre:   3ro de 1998  (4.49%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/98
          ----------------------------------------------------------------------

                                                                     Desde el inicio
                                                  1 ano    5 anos      (01/09/92)
          Janus Balanced Fund                    31.20 %   18.60 %       18.43 %
          S&P 500 Index*                         28.74 %   24.08 %       21.54 %
          Lehman Brothers Gov't/Corp Bond
            Index+                                9.47 %    7.30 %        7.73 %
                                                 -----------------------------------

          * El S&P 500 es el Indice Compuesto de 500 Acciones de Standard & Poor's, un indice no administrado y ampliamente reconocido de precios de acciones ordinarias.
          + Lehman Brothers Govt'/Corp Bond Index+ esta compuesto de todos los bonos que son de grado de inversion con un vencimiento pendiente de por lo menos un ano.

          JANUS EQUITY INCOME FUND

          RENDIMIENTOS ANNUALES PARA PERIODOS FINALIZADOS EL 31/12

           1997      1998
          ------    ------
          31.08%    40.05%

          Mejor trimestre:  4to de 1998:  26.34%;
          Peor trimestre:   3ro de 1998:  (8.06%)

          Rendimiento total anual promedio para periodos finalizados el 31/12/98
          ----------------------------------------------------------------------

                                                                     Desde el inicio
                                                            1 ano      (01/09/92)
          Janus Equity Income Fund                         40.05 %       35.11 %
          S&P 500 Index++                                  28.74 %       29.74 %
                                                           -------------------------

          ++ El S&P 500 es el Indice Compuesto de 500 Acciones de Standard &
              Poor's, un indice no administrado y ampliamente reconocido de precios de acciones ordinarias.

                                             Resumen de riesgo y rendimiento  15

          JANUS GROWTH AND INCOME FUND

          RENDIMIENTOS ANUALES PARA PERIODOS FINALIZADOS EL 31/12

          1992      1993        1994        1995        1996        1997        1998
          ----      ----        -----       -----       -----       -----       -----
          5.35%     6.70%       (4.87%)     36.35%      26.03%      34.66%      34.87%

          Mejor trimestre: 4to de 1998  21.49%;
          Peor trimestre:  3ro de 1998  (8.97%)


          Rendimiento total anual promedio para periodos finalizados el 31/12/98
          ----------------------------------------------------------------------

                                                                      Desde el inicio
                                                  1 ano     5 anos      (15/05/91)
          Janus Growth and Income Fund           34.87 %   24.31 %        22.08 %
          S&P 500 Index*                         28.74 %   24.08 %        20.00 %
                                                 ------------------------------

          * El S&P 500 es el Indice Compuesto de 500 Acciones de Standard & Poor's, un indice no administrado y ampliamente reconocido de precios de acciones ordinarias.

          El desempeno pasado de los Fondos Combinados no indica necesariamente como se desempenaran en el futuro.

          16 Fondos de Renta Variable de Janus

COMISIONES Y GASTOS

               LAS COMISIONES QUE DEBEN PAGAR LOS ACCIONISTAS, tales como las comisiones de ventas, comisiones de liquidacion o comisiones de intercambio, son cargadas directamente a la cuenta del inversio-nista. Todos los fondos Janus son inversiones sin comisiones, de manera que usted no pagara comisiones de accionista cuando compre
               o venda acciones de los Fondos.

               LOS GASTOS OPERATIVOS ANUALES DE LOS FONDOS son pagados con cargo a los activos de un Fondo e incluyen comisiones por la administracion de cartera, el mantenimiento de las cuentas de los accionistas, los servicios a los accionistas, contabilidad y otros servicios. Usted no paga estas comisiones directamente, pero, como el ejemplo que se muestra en la proxima pagina, estos costos son sufragados indirectamente por todos los accionistas.

                                             Resumen de riesgo y rendimiento  17

Esta tabla describe las comisiones y los gastos que usted puede pagar si compra y mantiene acciones de los Fondos. Se basan en los gastos brutos (sin el efecto de arreglos de compensacion de gastos) para el ano fiscal finalizado el 31 de octubre de 1998.

                                                                             Total de gastos
                                           Comision de                      operativos anuales
                                         administracion     Otros gastos        del Fondo
    Janus Fund                               0.65 %            0.22 %             0.87 %
    Janus Enterprise Fund                    0.72 %            0.36 %             1.08 %
    Janus Mercury Fund                       0.67 %            0.30 %             0.97 %
    Janus Olympus Fund                       0.70 %            0.31 %             1.01 %
    Janus Special Situations Fund            0.70 %            0.38 %             1.08 %
    Janus Global Life Sciences Fund          0.75 %            0.50 %(1)          1.25 %
    Janus Global Technology Fund             0.75 %            0.50 %(1)          1.25 %
    Janus Worldwide Fund                     0.65 %            0.27 %             0.92 %
    Janus Balanced Fund                      0.72 %            0.31 %             1.03 %
    Janus Equity Income Fund                 0.75 %            0.46 %             1.21 %
    Janus Growth and Income Fund             0.67 %            0.29 %             0.96 %

--------------------------------------------------------------------------------
   (1) "Otros gastos" se basan en los gastos estimados en que el Fondo espera incurrir en su ano fiscal inicial.
--------------------------------------------------------------------------------

   EJEMPLO:
   Este tiene como proposito ayudarle a comparar el costo de invertir en los Fondos con el costo de invertir en otros fondos mutuos. En el ejemplo, se supone que usted invierte U.S. $10,000 en cada uno de los Fondos durante los plazos indicados y entonces liquida todas sus acciones al final de esos periodos. En el ejemplo, se supone tambien que su inversion tiene un rendimiento del 5 % cada ano y que los gastos operativos de los Fondos siguen iguales. Aunque sus costos efectivos pueden ser mas altos o mas bajos, en base a estos supuestos, sus costos serian los siguientes:

                                       1 ano       3 anos       5 anos        10 anos
                                     --------------------------------------------------
    Janus Fund                       U.S. $ 89    U.S. $278    U.S. $482    U.S. $1,073
    Janus Enterprise Fund            U.S. $110    U.S. $343    U.S. $595    U.S. $1,317
    Janus Mercury Fund               U.S. $ 99    U.S. $309    U.S. $536    U.S. $1,190
    Janus Olympus Fund               U.S. $103    U.S. $322    U.S. $558    U.S. $1,236
    Janus Special Situations Fund    U.S. $110    U.S. $343    U.S. $595    U.S. $1,317
    Janus Global Life Sciences Fund  U.S. $127    U.S. $397          N/A            N/A
    Janus Global Technology Fund     U.S. $127    U.S. $397          N/A            N/A
    Janus Worldwide Fund             U.S. $ 94    U.S. $293    U.S. $509    U.S. $1,131
    Janus Balanced Fund              U.S. $105    U.S. $328    U.S. $569    U.S. $1,259
    Janus Equity Income Fund         U.S. $123    U.S. $384    U.S. $665    U.S. $1,466
    Janus Growth and Income Fund     U.S. $ 98    U.S. $306    U.S. $531    U.S. $1,178

 18 Fondos de Renta Variable de Janus

  Objetivos de inversion, estrategias
            y riesgos principales de
            inversion

FONDOS DE CRECIMIENTO

               En esta seccion, se examinan mas de cerca los objetivos de inversion de cada uno de los Fondos de Crecimiento, sus principales estrategias de inversion y ciertos riesgos que conlleva la inversion en los Fondos de Crecimiento. Las estrategias y politicas que se indican como "fundamentales" no pueden ser cambiadas sin un voto de los accionistas.

               Sirvase estudiar con atencion la rubrica "Riesgos" de este Prospecto en las paginas 32 a 37 para una explicacion de los riesgos que conlleven ciertas tecnicas de inversion. Hemos incluido tambien un Glosario con descripciones de los terminos de inversion usados a traves de este Prospecto.

OBJETIVOS DE INVERSION Y PRINCIPALES ESTRATEGIAS DE INVERSION

FONDOS DE CRECIMIENTO NACIONALES

               JANUS FUND
               El Janus Fund procura el crecimiento del capital a largo plazo de una manera que sea consistente con la conservacion del capital. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias seleccionadas por su potencial para el crecimiento. Aunque el Fondo puede invertir en companias de cualquier tamano, por lo general invierte en companias mas grandes y de trayectoria mas reconocida.

               JANUS ENTERPRISE FUND
               El Janus Enterprise Fund procura el crecimiento del capital a largo plazo. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias seleccionadas por su potencial para el crecimiento, y normalmente, invierte por lo menos el 50 % de sus activos patrimoniales en companias de tamano mediano. Las companias de tamano mediano son aquellas con capitalizaciones de mercado que se encuentran dentro del rango de companias en el S&P MidCap 400 Index. Capitalizacion de mercado es una medida usada comunmente para determinar el tamano y el valor de una compania. Las capitalizaciones de mercado dentro del

      Objetivos de inversion, estrategias y riesgos principales de inversion  19

               Indice fluctuan, pero, al 31 de diciembre de 1998, se ubicaban entre aproximadamente U.S. $142 millones y U.S. $73 billones.

               JANUS MERCURY FUND
               El Janus Mercury Fund procura el crecimiento del capital a largo plazo. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias seleccionadas por su potencial para el crecimiento.
               El Fondo puede invertir en companias de cualquier tamano, desde las companias mas grandes y de trayectoria mas reconocida a las companias de crecimiento emergente mas pequenas.

               JANUS OLYMPUS FUND
               El Janus Olympus Fund procura el crecimiento del capital a largo plazo. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias seleccionadas por su potencial para el crecimiento. El Fondo puede invertir en companias de cualquier tamano, desde las companias mas grandes y de trayectoria mas reconocida a las companias de crecimiento emergente mas pequenas.

               JANUS SPECIAL SITUATIONS FUND
               El Janus Special Situations Fund procura la apreciacion del capital. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias seleccionadas por su potencial para la apreciacion del capital. El Fondo se concentra en acciones de companias de 'situaciones especiales' que, a juicio del administrador de cartera, han sido desatendidas o subvaloradas por otros inversionistas. Una 'situacion especial' surge cuando, a criterio del administrador de cartera, los instrumentos de una determinada compania aumentaran en valor debido a un suceso especifico. El administrador de cartera le presta atencion especial a companias que, en su opinion, tienen altos flujos de efectivo libres.

 20 Fondos de Renta Variable de Janus

FONDOS DE CRECIMIENTO MUNDIALES

               JANUS GLOBAL LIFE SCIENCES FUND
               El Janus Global Life Sciences Fund procura el crecimiento del capital a largo plazo. Intenta lograr su objetivo invirtiendo principalmente en valores de renta variable de companias estado-unidenses y extranjeras seleccionadas por su potencial para el crecimiento. Normalmente, invierte por lo menos el 65 % de sus activos totales en valores de companias que, a juicio del administrador de cartera, tienen una orientacion hacia las ciencias de la vida. Como politica fundamental, normalmente, el Fondo invierte por lo menos el 25 % de sus activos totales, en conjunto, en los siguientes grupos de industria: atencion de la salud; farmaceuticos; agricultura; cosmeticos/cuidado personal; y biotecnologia.

               JANUS GLOBAL TECHNOLOGY FUND
               El Janus Global Technology Fund procura el crecimiento del capital a largo plazo. Intenta lograr su objetivo invirtiendo principalmente en valores de renta variable de companias estado-unidenses y extranjeras seleccionadas por su potencial para el crecimiento. Normalmente, invierte por lo menos el 65 % de sus activos totales en valores de companias que, a juicio del administrador de cartera, se beneficiaran de manera significativa de adelantos o mejoras en la tecnologia. En general, estas companias se encuentran en dos categorias:

               a. Companias que el administrador de cartera considera que tienen
                  o desarrollaran productos, procesos o servicios que proveeran adelantos o mejoras tecnologicas significativas; y

               b. Companias que el administrador de cartera considera dependen extensamente de la tecnologia en relacion con sus operaciones
                  o servicios.

               JANUS WORLDWIDE FUND
               El Janus Worldwide Fund procura el crecimiento del capital a largo plazo de una manera que sea consistente con la conservacion

      Objetivos de inversion, estrategias y riesgos principales de inversion  21 del capital. Intenta lograr su objetivo invirtiendo principalmente en acciones ordinarias de companias de cualquier tamano alrededor del mundo. Normalmente, el Fondo invierte en entidades emisoras de por lo menos cinco paises diferentes, incluyendo los Estados Unidos. En ocasiones, el Fondo podra invertir en menos de cinco paises o incluso en un solo pais.

 22 Fondos de Renta Variable de Janus

Las siguientes preguntas y respuestas estan destinadas a ayudarle a entender mejor las principales estrategias de inversion de los Fondos de Crecimiento.

1. COMO SE SELECCIONAN LAS ACCIONES ORDINARIAS?

               Cada uno de los Fondos puede invertir substancialmente todos sus activos en acciones ordinarias si el administrador de cartera considera que el valor de las acciones ordinarias aumentara. Por lo general, los administradores de cartera adoptan un enfoque de "microanalisis" al seleccionar las companias. En otras palabras, procuran identificar companias individuales con un potencial para la generacion de ganancias que pudieran no haber sido reconocido por el mercado en general. Hacen esta evaluacion analizando companias, una por una, independientemente del tamano, el pais de constitucion, el lugar de su actividad comercial principal u otros criterios de seleccion similares. La materializacion de los ingresos no es un factor significativo a considerar al seleccionar inversiones para los Fondos. Los ingresos generados sobre las inversiones de los Fondos seran un factor secundario a sus objetivos.

2. SE USAN LOS MISMOS CRITERIOS PARA SELECCIONAR VALORES EXTRANJEROS?

               En general, si. Los administradores de cartera buscan companias que satisfagan sus criterios de seleccion independientemente del lugar en donde se encuentran las mismas. Por lo general, los valores extranjeros se seleccionan accion por accion, sin importar cualquier asignacion definida entre paises o regiones geograficas. Sin embargo, ciertos factores, tales como los niveles de inflacion previstos, las politicas gubernamentales que influyan en las condiciones de los negocios, las perspectivas para las relaciones entre monedas y las perspectivas para el crecimiento economico entre paises, regiones o areas geograficas podran ameritar una mayor consideracion al seleccionar los valores extranjeros. No existen limitaciones en cuanto a los paises en los cuales los Fondos puedan invertir, y en ocasiones, los Fondos podran tener una exposicion extranjera significativa.

      Objetivos de inversion, estrategias y riesgos principales de inversion  23

3. QUE ES UNA SITUACION ESPECIAL?

               Cada Fondo puede invertir en situaciones especiales. Una situacion especial surge cuando un administrador de cartera considera que los valores de una entidad emisora seran reconocidos y su precio aumentara debido a un suceso especifico con respecto a tal entidad emisora. Las situaciones especiales pueden incluir cambios significativos en la asignacion por parte de una compania de su capital existente, una reestructuracion de activos o una reorientacion de los flujos de efectivo libres.

               Por ejemplo, entidades emisoras que experimentan cambios de capital significativos pueden incluir a companias involucradas en escisiones, ventas de divisiones, fusiones o adquisiciones, companias que esten saliendo de la quiebra o companias que inician cambios importantes en su relacion deuda-patrimonio. Las companias que reencaminan los flujos de caja pueden estar reduciendo su deuda, adquiriendo de vuelta acciones o pagando dividendos. Tambien pueden resultar situaciones especiales de (i) cambios significativos en la estructura de la industria a traves de sucesos regulatorios o cambios en la competencia; (ii) un producto, servicio, operacion o adelanto tecnologico nuevo o mejorado; (iii) cambios entre los principales miembros de la direccion; o (iv) cambios significativos en la estructura de los costos. Como se indico anteriormente, el Janus Special Situations Fund se concentra en ese tipo de estrategia.

4. QUE SIGNIFICA "CAPITALIZACION DE MERCADO"?

               La capitalizacion de mercado es la medida que mas se usa para calcular el tamano y valor de una compania. Se calcula multiplicando el precio de mercado actual de una accion de la compania entre el total del numero de acciones en circulacion. Como se indico anteriormente, la capitalizacion de mercado es un criterio de inversion importante para el Janus Enterprise Fund. Aunque los otros Fondos de Crecimiento ofrecidos por este Prospecto no ponen enfasis en companias de algun tamano determinado, los Fondos con una base de activos mas grande

 24 Fondos de Renta Variable de Janus

               (p. ej., el Janus Fund) son mas probables de invertir en entidades emisoras mas grandes y de trayectoria mas reconocida.

5. QUE SIGNIFICA "ORIENTACION HACIA LAS CIENCIAS DE LA VIDA" EN RELACION CON EL JANUS GLOBAL LIFE SCIENCES FUND?

               En general, las "ciencias de la vida" tienen que ver con el mantenimiento o el mejoramiento de la calidad de la vida. Por ejemplo, las companias con una "orientacion hacia las ciencias de la vida" incluyen a companias que llevan a cabo investigacion, desarrollo, produccion o distribucion de productos o servicios vinculados a la atencion de la salud y el cuidado personal, la medicina o los productos farmaceuticos. Las companias orientadas hacia las ciencias de la vida incluyen tambien a companias que el administrador de cartera considera tienen potencial para el crecimiento principalmente como resultado de productos, tecnologias o patentes determinados u otras ventajas de mercado en las ciencias de la vida. Las ciencias de la vida abarcan una variedad de industrias, incluso las de atencion de la salud, nutricion, agricultura, medicas, diagnosticos, investigacion y desarrollo nuclear y bioquimica y la propiedad y operacion de instituciones de atencion a la salud.

6. COMO DIFIERE LA POLITICA DEL JANUS GLOBAL TECHNOLOGY FUND DE LA DEL JANUS GLOBAL LIFE SCIENCES FUND?

               A diferencia del Janus Global Life Sciences Fund, el Janus Global Technology Fund no concentra sus inversiones en una determinada industria o grupo de industrias afines. Como resultado, su administrador de cartera podra tener mas flexibilidad para encontrar en diversas industrias a companias que el considera se beneficiaran de adelantos o mejoras en la tecnologia. No obstante, el Fondo podra mantener una porcion significativa de sus activos en industrias tales como: aerospacial/defensa; biotecnologia; computadoras; equipos de oficina/comerciales; semiconductores; software; telecomunicaciones; y equipos de telecomunicaciones.

      Objetivos de inversion, estrategias y riesgos principales de inversion  25

FONDOS COMBINADOS

               En esta seccion, se examinan mas de cerca los objetivos de inversion de cada uno de los Fondos Combinados, sus principales estrategias de inversion y ciertos riesgos que conlleva la inversion en los Fondos Combinados. Las estrategias y politicas que se indican como 'fundamentales' no pueden ser cambiadas sin un voto de los accionistas.

               Sirvase estudiar con atencion la rubrica "Riesgos" de este Prospecto en las paginas 32 a 37 para una explicacion de los riesgos que conllevan ciertas tecnicas de inversion. Hemos incluido tambien un Glosario con descripciones de los terminos de inversion usados en todo este Prospecto.

OBJETIVOS DE INVERSION Y PRINCIPALES ESTRATEGIAS DE INVERSION

               JANUS BALANCED FUND
               El Janus Balanced Fund procura un crecimiento del capital a largo plazo que sea consistente con la conservacion del capital, equilibrado con un ingreso corriente. Intenta lograr su objetivo invirtiendo normalmente del 40 al 60 % de sus activos en valores seleccionados principalmente por su potencial para el crecimiento y del 40 al 60 % de sus activos en valores seleccionados principalmente por su potencial para obtener ingresos. El Fondo invierte normalmente por lo menos el 25 % de sus activos en valores de renta fija.

               JANUS EQUITY INCOME FUND
               El Janus Equity Income Fund procura obtener un ingreso corriente y un crecimiento del capital a largo plazo. Intenta lograr su objetivo concentrandose normalmente en inversiones en acciones ordinarias, y el potencial para el crecimiento es un factor de inversion significativo que se toma en consideracion. El Fondo procura lograr un nivel de volatilidad mas bajo que el S&P 500 Index. Normalmente, invierte por lo menos el 65 % de sus activos en valores de renta variable que produzcan ingreso, incluyendo acciones ordinarias y preferentes, certificados de

 26 Fondos de Renta Variable de Janus
               compra futura (warrants) y valores que sean convertibles a acciones ordinarias o preferentes.

               JANUS GROWTH AND INCOME FUND
               El Janus Growth and Income Fund procura el incremento del capital a largo plazo e ingreso corriente. Se concentra normalmente en inversiones en acciones ordinarias. Invierte normalmente hasta el 75 % de sus activos en valores de renta variable seleccionados principalmente por su potencial para el crecimiento, y por lo menos el 25 % de sus activos en valores que, a juicio del administrador de cartera, tienen potencial para obtener ingresos. Debido a esta estrategia de inversion, el Fondo no ha sido concebido para los inversionistas que necesitan ingresos consistentes.

Las siguientes preguntas y respuestas estan destinadas a ayudarle a entender mejor las principales estrategias de inversion de los Fondos Combinados.

1. COMO SE DISTINGUEN ENTRE SI LOS FONDOS COMBINADOS?

               El Janus Growth and Income Fund pone mas enfasis en las acciones de crecimiento agresivo y puede obtener una mayor porcion de su ingreso de acciones ordinarias que paguen dividendos. Debido a estos factores, se puede esperar que su VPN fluctue mas que los otros Fondos Combinados. Aunque el Janus Equity Income Fund invierte substancialmente todos sus activos en acciones ordinarias, pone enfasis en inversiones en acciones ordinarias que paguen dividendos y en otros valores de renta variable caracterizados por una estabilidad de precios relativamente mayor, y, por lo tanto, se puede prever que sera menos volatil que el Janus Growth and Income Fund, como se explica en mayor detalle mas adelante. El Janus Balanced Fund pone un mayor enfasis en el componente de ingreso de su cartera e invierte en una mayor medida en valores seleccionados principalmente por su potencial para obtener ingresos. Como resultado de lo anterior, se espera que sera el menos volatil de todos los Fondos Combinados.

      Objetivos de inversion, estrategias y riesgos principales de inversion  27

2. COMO INTENTA EL JANUS EQUITY INCOME FUND DE LIMITAR LA VOLATILIDAD DE SU CARTERA?

               El Janus Equity Income Fund procura brindar un nivel mas bajo de volatilidad que el mercado de acciones en su conjunto, segun la mida el S&P 500 Index. Se espera que la volatilidad mas baja procurada por el Fondo provendra principalmente de inversiones en acciones ordinarias que paguen dividendos y otros valores de renta variable caracterizados por una estabilidad de precios relativamente mayor. La mayor estabilidad de precios procurada por el Janus Equity Income Fund puede ser caracteristica de companias que generan flujos de efectivo libre superiores al nivel promedio. Una compania podra usar los flujos de efectivo libre para diversos fines, incluso comenzar a pagar dividendos o aumentar los mismos, adquirir de vuelta sus propias acciones o retirar deuda pendiente. El administrador de cartera toma en consideracion tambien el potencial para el crecimiento al seleccionar los valores de este Fondo y podra mantener valores seleccionados exclusivamente debido a su potencial para el crecimiento.

3. COMO SE SELECCIONAN LAS ACCIONES ORDINARIAS PARA LOS FONDOS COMBINADOS EN COMPARACION CON LOS FONDOS DE CRECIMIENTO?

               Debido a que el ingreso es parte del objetivo de inversion de los Fondos Combinados, un administrador de cartera puede considerar en mayor medida las caracteristicas de pago de dividendos al seleccionar acciones ordinarias para estos Fondos.

4. COMO SE ASIGNAN LOS ACTIVOS ENTRE LOS COMPONENTES DE CRECIMIENTO Y EL INGRESO DE LAS CARTERAS DEL JANUS BALANCED FUND Y EL JANUS GROWTH AND INCOME FUND?

               El Janus Balanced Fund y el Janus Growth and Income Fund transfieren activos entre los componentes de crecimiento e ingreso de sus carteras en base al analisis realizado por los administradores de cartera de las condiciones de mercado, financieras y economicas relevantes. Si un administrador de cartera considera que los valores de crecimiento brindaran mejores rendimientos que los reditos que se encuentran disponibles en ese momento o

 28 Fondos de Renta Variable de Janus
               que se preven para los valores que produzcan ingreso, ese Fondo pondra un mayor enfasis en el componente de crecimiento.

5. QUE TIPOS DE VALORES INTEGRAN EL COMPONENTE DE CRECIMIENTO DE LAS CARTERAS DE LOS FONDOS COMBINADOS?

               Se espera que el componente de crecimiento de las carteras de los Fondos Combinados constara principalmente de acciones ordinarias, pero puede incluir tambien certificados de compra futura (warrants), acciones preferentes o valores convertibles seleccionados principalmente por su potencial para el crecimiento.

6. QUE TIPOS DE VALORES INTEGRAN EL COMPONENTE DE INGRESO DE LAS CARTERAS DEL JANUS BALANCED FUND Y EL JANUS GROWTH AND INCOME FUND?

               El componente de ingreso del Janus Balanced Fund y el Janus Growth and Income Fund constara de valores que un administrador de cartera considere que tuvieran potencial para obtener ingreso. Tales valores podran incluir valores de renta variable, valores convertibles y todo tipo de valores de deuda. Los valores de renta variable podran ser incluidos en el componente de ingreso de un Fondo si pagan dividendos en la actualidad o si el administrador de cartera considera que tienen el potencial para aumentar o iniciar pagos de dividendos, si es que no se pagan los mismos en la actualidad.

POLITICAS GENERALES DE CARTERA

               A menos que se indique lo contrario, cada una de las siguientes politicas es aplicable a todos los Fondos. Las limitaciones de porcentaje que se incluyen en estas politicas y en otras partes de este Prospecto se aplican en el momento de compra del valor. Por ejemplo, si un Fondo excede el limite como resultado de fluctuaciones de mercado o la venta de otros valores, no se le exigira que enajene ningun valor.

               POSICION EN EFECTIVO
               Cuando el administrador de cartera de un Fondo considere que las condiciones de mercado no son favorables para una inversion rentable, o cuando, por lo demas, no logra encontrar opor-

      Objetivos de inversion, estrategias y riesgos principales de inversion  29 tunidades de inversion atractivas, las inversiones en efectivo o similares de los Fondos podran aumentar. En otras palabras, los Fondos no siempre tienen invertidos todos sus activos en acciones y bonos. Las inversiones en efectivo o similares por lo general son residuales: representan los activos que restan despues de que el administrador de la cartera ha comprometido activos disponibles a oportunidades de inversion convenientes. Sin embargo, el administrador de cartera podra tambien aumentar temporalmente la posicion en efectivo de un Fondo para proteger sus activos o mantener la liquidez. Debido en parte a que los administradores de cartera actuan de manera independiente los unos de los otros, las posiciones en efectivo de los Fondos pueden fluctuar significativamente.

               Cuando las inversiones de un Fondo en efectivo o similares aumentan, el mismo no podra participar en avances o bajas del mercado, en la misma medida en que pudiera si una mayor parte de los activos del Fondo estuvieran invertidos en acciones y bonos.

               OTROS TIPOS DE INVERSIONES
               Los Fondos de Crecimiento invierten principalmente en valores de renta variable nacionales y extranjeros, los cuales podran incluir acciones preferentes, acciones ordinarias, certificados de compra futura (warrants) y valores convertibles en acciones ordinarias o preferentes. Los Fondos Combinados invierten tambien en valores de renta variable nacionales y extranjeros con diversos grados de enfasis en el ingreso. Los Fondos podran tambien invertir en menor medida en otros tipos de valores. Estos valores (los cuales se describen en el Glosario) pueden incluir:

               - valores de deuda

               - valores indexados/estructurados

               - valores de alto redito/alto riesgo (menos del 35 % de los activos de cada Fondo)

 30 Fondos de Renta Variable de Janus

               - opciones, futuros, instrumentos a plazo u otros tipos de instrumentos derivados para fines de cobertura o para otros fines no de cobertura, como para procurar mejorar el rendimiento

               - valores comprados antes de su emision, de entrega aplazada o sobre bases de compromiso a plazo

               INVERSIONES NO MATERIALIZABLES
               Cada Fondo puede invertir hasta el 15 % de su activo neto en inversiones no materializables. Una inversion no materializable es un valor u otra posicion que no puede enajenarse rapidamente en el transcurso normal de los negocios. Por ejemplo, algunos valores no estan registrados conforme a las leyes de valores estadounidenses y no pueden venderse al publico estadounidense debido a reglamentos de la SEC (a estos se les conoce como "valores restringidos"). Conforme a procedimientos adoptados por los Administradores Fiduciarios de los Fondos, ciertos valores restringidos podran ser considerados no materializables y no se incluiran al calcular el limite del 15 %.

               VALORES EXTRANJEROS
               Los Fondos podran invertir sin limite en valores de renta variable y de deuda extranjeros. Los Fondos podran invertir directamente en valores extranjeros denominados en una moneda extranjera y no cotizados en bolsa en los Estados Unidos. Otras maneras de invertir en valores extranjeros incluyen certificados de deposito o acciones y companias de inversion extranjera pasivas.

               SITUACIONES ESPECIALES
               Cada fondo puede invertir en situaciones especiales. Una situacion especial surge cuando, en la opinion del administrador de cartera de un Fondo, los valores de una determinada entidad emisora seran reconocidos y su precio aumentara debido a un suceso especifico con relacion a tal entidad emisora. Los sucesos que crean una situacion especial podrian incluir, entre otras, un nuevo producto o proceso, un adelanto tecnologico, un cambio de directivos u otro suceso extraordinario que concierne a la empresa o a diferencias entre la oferta y la demanda en el mercado de ese

      Objetivos de inversion, estrategias y riesgos principales de inversion  31 valor. El desempeno de un Fondo podria sufrir si el suceso previsto en una inversion de 'situacion especial' no ocurriera o no atrajera la atencion prevista.

               ADMINISTRACION DE CARTERA
               En general, los Fondos se proponen comprar valores para la inversion a largo plazo aunque, en una medida limitada, un Fondo podra comprar valores en prevision de aumentos en los precios a corto plazo relativamente. Las transacciones a corto plazo pueden tambien resultar de necesidades de liquidez, valores que han alcanzado un objetivo de precio o rendimiento, cambios en los tipos de interes o la calificacion de credito de una entidad emisora, o por motivos de sucesos economicos o de otra indole que no se previeron al momento de la decision de inversion. Un Fondo podra tambien vender un valor y comprar simultaneamente el mismo valor o uno comparable para aprovechar diferencias a corto plazo en los rendimientos de los bonos o los precios de los valores. Se haran cambios en la cartera de un Fondo cuando su administrador de cartera considere que tales cambios son deseables. En general, se considera que las tasas de administracion de cartera no son un factor al tomar decisiones de compra y venta.

               El Janus Global Technology Fund podra invertir en companias con ciclos de produccion relativamente cortos, por ejemplo, de 6 a 9 meses. En consecuencia, la tasa de movimiento de su cartera podra resultar en costos mas altos para las comisiones de corretaje, las utilidades de los agentes de bolsa y otros costos de transaccion y podran tambien resultar en ganancias de capital tributables.

               Los costos mas altos asociados con una tasa de administracion de cartera mas elevada pueden contrarrestar las ganancias en el desempeno de un Fondo.

RIESGOS

               Debido a que los Fondos pueden invertir substancialmente todos sus activos en acciones ordinarias, el riesgo principal es el riesgo que el valor de las acciones que los mismos mantienen pudiera

 32 Fondos de Renta Variable de Janus
               bajar en reaccion a las actividades de una compania individual o en reaccion a condiciones generales de mercado y/o economicas. Si esto ocurre, el precio de las acciones de un Fondo podria tambien bajar. El desempeno de un Fondo puede tambien verse afectado por riesgos de ciertos tipos de inversiones especificos, tales como los valores extranjeros, las inversiones en instrumentos derivados, valores de deuda que no tengan grado de inversion o companias con capitalizaciones de mercado relativamente pequenas. Tambien, el desempeno del Janus Global Life Sciences Fund y el Janus Global Technology Fund pudieran verse afectados por el riesgo de industria.

Las siguientes preguntas y respuestas estan destinadas a ayudarle a entender mejor algunos de los riesgos de invertir en los Fondos.

1. LOS FONDOS PUEDEN INVERTIR EN COMPANIAS MAS PEQUENAS O MAS RECIENTES. CREA ESTO ALGUN RIESGO ESPECIAL?

               Sobre todo en el area de tecnologia, muchas oportunidades de inversion atractivas las pueden constituir companias mas pequenas y nuevas que ofrezcan productos o servicios emergentes. Las companias mas pequenas o mas nuevas pueden sufrir perdidas significativas, y, por otra parte, pueden experimentar un crecimiento mas importante que las entidades emisoras mas grandes
               o de trayectoria mas reconocida, por incompetencia de los directivos, por que no pudieran generar los fondos necesarios para el crecimiento o el desarrollo potencial, podrian estar desarrollando o comercializando productos o servicios nuevos para los cuales no se han establecido todavia mercados y posiblemente nunca se establezcan. Asimismo, tales companias pueden ser factores insignificantes en sus industrias y podrian estar sujetas a una competencia intensa por parte de las companias mas grandes o de mayor trayectoria. Los valores de las companias mas pequenas o nuevas podran tener mercados de compraventa mas limitados que los mercados de los valores de entidades emisoras mas grandes o con mayor trayectoria y podran ser objeto de fluctuaciones considerables en los precios. Las inversiones en tales companias tienden a ser mas volatiles y un poco mas especulativas.

      Objetivos de inversion, estrategias y riesgos principales de inversion  33

2. COMO AFECTA LA CLASIFICACION DE NO DIVERSIFICADOS DEL JANUS ENTERPRISE FUND, EL JANUS OLYMPUS FUND, EL JANUS SPECIAL SITUATIONS FUND, EL JANUS GLOBAL LIFE SCIENCES FUND Y EL JANUS GLOBAL TECHNOLOGY FUND AL RIESGO DE LOS MISMOS?

               La diversificacion es una forma de reducir el riesgo invirtiendo en una amplia gama de acciones u otros valores. Un fondo "no diversificado" tiene la habilidad de asumir posiciones mas grandes en un menor numero de entidades emisoras. Debido a que la revalorizacion o depreciacion de un determinado valor puede tener un mayor impacto en el VPN de un fondo no diversificado, puede esperarse que el precio de sus acciones fluctuara mas que un fondo diversificado comparable. Esta fluctuacion, de ser significativa, podra afectar el desempeno de un Fondo.

3. QUE ES EL "RIESGO DE INDUSTRIA"?

               El riesgo de industria es la posibilidad de que el precio de un grupo de acciones vinculadas baje debido a sucesos que conciernen especificamente a la industria en cuestion. Companias en las mismas industrias o industrias similares pueden compartir caracteristicas comunes y son mas probables de reaccionar de manera similar ante sucesos de mercado o economicos que afectan a esa industria en particular. Por ejemplo, en las ciencias de la vida, muchas companias estan sujetas a la regulacion y aprobacion gubernamental de sus productos y servicios, lo que a su vez puede afectar su precio o disponibilidad. Asimismo, los productos y servicios ofrecidos por estas companias pueden volverse obsoletos rapidamente ante sucesos cientificos o tecnologicos. Las perspectivas economicas de tales companias pueden fluctuar dramaticamente debido a cambios en los entornos reguladores o competitivos. En industrias relacionadas con la tecnologia, las presiones competitivas pueden tener un efecto significativo en el desempeno de companias en las cuales el Janus Global Technology Fund puede invertir. Asimismo, las companias de tecnologia y relacionadas con la tecnologia avanzan a menudo a un ritmo acelerado, y esas companias podran estar sujetas a ciclos de produccion cortos y precios agresivos, lo que pudiera aumentar su volatilidad.

 34 Fondos de Renta Variable de Janus

               El Janus Global Life Sciences Fund invierte en una cartera concentrada, lo que puede resultar en una mayor exposicion a industrias relacionadas. En consecuencia, el Fondo podra ser mas volatil que una cartera menos concentrada. Aunque el Janus Global Technology Fund no se "concentra" en un grupo especifico de industrias, en ocasiones podra tener una exposicion significativa a companias en una variedad de industrias relacionadas con la tecnologia.

4. HE OIDO MUCHO ACERCA DE LA MANERA EN QUE EL ANO 2000 PODRIA AFECTAR A LOS SISTEMAS DE COMPUTO. CREA ESTO ALGUN RIESGO ESPECIAL?

               Los administradores de cartera investigan con atencion cada inversion potencial antes de tomar una decision de inversion y, entre otras cosas, toman en cuenta el estado de preparacion para el Ano 2000 al seleccionar las tenencias en cartera. Sin embargo, no existe ninguna seguridad de que la informacion que un administrador de cartera reciba con respecto al estado de preparacion para el Ano 2000 de una compania sea completamente precisa. Si una compania no ha abordado satisfactoriamente los temas del Ano 2000, el desempeno del Fondo podria sufrir.

5. COMO PODRIAN LAS INVERSIONES DE LOS FONDOS EN LOS VALORES EXTRANJEROS AFECTAR SU DESEMPENO?

               Los Fondos pueden invertir sin limitacion en valores extranjeros, ya sea indirectamente (p. ej., certificados de deposito) o directamente en mercados extranjeros. Las inversiones en los valores extranjeros, incluyendo los de gobiernos extranjeros, pueden conllevar mayores riesgos que la inversion en valores nacionales debido a que el desempeno de los Fondos pudiera depender de factores distintos al desempeno de una determinada compania. Estos factores incluyen:

               - RIESGO DE DIVISAS. Siempre que un Fondo mantenga un instrumento extranjero, su valor quedara afectado por el valor de la moneda local relativo al dolar estadounidense. Cuando un Fondo vende un instrumento denominado en una moneda extranjera, su valor podra ser inferior en dolares estadounidenses aun cuando el valor del instrumento aumente en su pais de

      Objetivos de inversion, estrategias y riesgos principales de inversion  35 origen. Los valores denominados en dolares estadounidenses de entidades emisoras extranjeras podran tambien verse afectados por el riesgo de divisas.

               - RIESGO POLITICO Y ECONOMICO. Las inversiones extranjeras pueden estar sujetas a mayores riesgos politicos y economicos, sobre todo en los mercados emergentes, los cuales pueden tener gobiernos relativamente inestables, estructuras economicas emergentes, politicas nacionales que restrinjan las inversiones de los extranjeros, sistemas legales diferentes y economias basadas en apenas unas cuantas industrias. En algunos paises, existe el riesgo de que el gobierno pudiera apoderase de los activos u operaciones de una compania o que el gobierno pudiera aplicar impuestos o limites sobre el retiro de ese pais de los activos de un Fondo.

               - RIESGO FISCALIZADOR. Pudiera haber menos supervision
                 gubernamental sobre los mercados extranjeros. Como resultado, es posible que las entidades emisoras extranjeras no esten sujetas a las normas y practicas uniformes de contabilidad, auditoria y presentacion de informes financieros que se aplican a las entidades emisoras nacionales y pudiera existir menos informacion disponible al publico sobre las entidades emisoras extranjeras.

               - RIESGO DE MERCADO. Los mercados de los valores extranjeros, sobre todo los de los paises con mercados emergentes, podrian ser menos liquidos y mas volatiles que los mercados nacionales. Ciertos mercados podran exigir el pago de los valores antes de su entrega y se podrian experimentar demoras al liquidar transacciones de valores. En algunos mercados extranjeros, puede que no exista proteccion contra el hecho de que otras partes no completen las transacciones.

               - COSTOS DE TRANSACCIONES. Los costos de comprar, vender y mantener valores extranjeros, incluyendo costos de corretaje, impuestos y custodia, pueden ser mas altos que los que conllevan las transacciones nacionales.

 36 Fondos de Renta Variable de Janus

6. CONLLEVAN LAS INVERSIONES EN VALORES DE ALTO REDITO/ALTO RIESGO ALGUNOS RIESGOS ESPECIALES?

               Los valores de alto redito/alto riesgo (o bonos junk, o "chatarra") son valores que tienen calificacion inferior al grado de inversion de las principales agencias de calificacion, tales como Standard & Poor's y Moody's. En general, el valor de los instrumentos de calidad mas baja depende mas del riesgo de credito, o la habilidad de la entidad emisora de cumplir con los pagos de intereses y capital, que los valores de deuda con grado de inversion. Las entidades emisoras de los valores de alto redito pudieran no tener una solidez financiera tan fuerte como las que emiten bonos con calificaciones de credito mas altas y son mas vulnerables a cambios economicos, cambios politicos o sucesos adversos reales o percibidos que conciernen a esa entidad emisora en particular.

               Sirvase consultar la DIA para una descripcion de las categorias de calificacion de los bonos.

7. COMO HACEN LOS FONDOS PARA REDUCIR LOS RIESGOS?

               Los Fondos pueden usar futuros, opciones y otros instrumentos derivados para 'cubrir' o proteger sus carteras de movimientos adversos en los precios de los valores y los tipos de interes. Los Fondos podran tambien usar una variedad de tecnicas de cobertura de divisas, incluyendo contratos de divisas a plazo, para administrar el riesgo de tipo de cambio. Los Fondos consideran que el uso de estos instrumentos beneficiara a los Fondos. Sin embargo, el desempeno de un Fondo podria ser peor que si el Fondo no hubiera usado tales instrumentos si el criterio de un administrador de cartera resulta ser incorrecto. Los riesgos asociados con el uso de los instrumentos derivados se describen en la DIA.

      Objetivos de inversion, estrategias y riesgos principales de inversion  37

Fondos de Renta Variable de Janus

                   Manual del
                   Accionista

                   Esta seccion le ayudara a
                   familiarizarse con los diferentes
                   tipos de cuentas que usted puede
                   abrir con Janus. Tambien, se
                   explica en detalle la amplia gama
                   de servicios y caracteristicas que
                   usted puede establecer en su
                   cuenta, al igual que las politicas
                   y comisiones de cuenta que pueden
                   aplicarse a su cuenta. Las
                   politicas de cuenta (incluyendo
                   las comisiones), los servicios y
                   las funciones pueden ser
                   modificados o descontinuados sin
                   la aprobacion de los accionistas o
                   sin previo aviso.

                                                    [JANUS LOGO]

COMO COMUNICARSE CON JANUS

               Janus ofrece dos Centros de Servicio al Inversionista para aquellos individuos que quisieran hacer su inversion en persona. Nuestros representantes le ayudaran con gusto en cualquiera de las siguientes direcciones de lunes a viernes de 7:00 a.m. a 6:00 p.m., hora de la zona de Montana, y los sabados de 9:00 a.m. a 1:00 p.m., hora de la zona de Montana.

               100 Fillmore Street, Suite 100
               Denver, CO 80206

               3773 Cherry Creek North Drive, Suite 101
               Denver, CO 80209

REFERENCIA RAPIDA PARA DIRECCIONES Y
NUMEROS DE TELEFONO
--------------------------------------------------------------------------------

  DIRECCION POSTAL                              JANUS XPRESSLINE(TM)
  Janus                                         1-888-979-7737
  P.O. Box 173375                               Para acceso las 24 horas del
  Denver, CO 80217-3375                         dia a informacion sobre
                                                cuentas y fondos,
  PARA ENTREGA AL DIA SIGUIENTE                 intercambios, compras y reden-
  Janus                                         ciones, cotizaciones diarias
  Suite 101                                     automatizadas sobre los
  3773 Cherry Creek North Drive                 precios, los intereses y los
  Denver, CO 80209-3811                         rendimientos totales de las
                                                acciones de los fondos.
  REPRESENTANTES DE SERVICIO AL INVER-
  SIONISTA                                      TDD
  Si tiene cualquier pregunta al estudiar       1-800-525-0056
  este Prospecto, sirvase llamar a uno de       Un dispositivo de
  nuestros Representantes de Servicio al        telecomunicaciones para
  Inversionista al 1-800-525-3713 de            nuestros accionistas con
  lunes a viernes de 8:00 a.m. a 8:00           impedimentos auditivos y de
  p.m., y los sabados de 10:00 a.m. a           habla.
  4:00 p.m., hora de Nueva York.
                                                LINEA DE LITERATURA DE JANUS
  DIRECCION DE JANUS EN INTERNET                1-800-525-8983
  janus.com                                     Para solicitar un prospecto,
                                                informes a los accionistas o
                                                materiales de mercadeo las 24
                                                horas del dia.

 40 Fondos de Renta Variable de Janus

MONTOS MINIMOS DE INVERSION*
---------------------------------------------

Para abrir una cuenta ordinaria
nueva                                  U.S. $2,500
Para abrir una cuenta nueva de
jubilacion, educacion o UGMA/UTMA      U.S. $  500
Para abrir una cuenta ordinaria
nueva con un Programa de Inversion
Automatica                             U.S. $  500**
Para anadir a cualquier tipo de
cuenta                                 U.S. $  100+

 * Los Fondos se reservan el
   derecho de cambiar las
   cantidades de estos montos
   minimos de vez en cuando o
   dispensarlos en su
   totalidad o en parte para
   cierto tipo de cuentas.
** Para un Programa de
   Inversion Automatica, es
   necesaria una inversion
   automatica minima de U.S.
   $100 al mes hasta que el
   saldo de la cuenta llegue
   a U.S. $2,500.
 + La inversion subsiguiente
   minima para las cuentas
   IRA UGMA/UTMA es de
   U.S. $50.

TIPOS DE TITULARIDAD DE CUENTA

               Si usted invierte en los Fondos por primera vez, tendra que abrir una cuenta. Puede abrir los siguientes tipos de cuentas completando una Solicitud para Cuenta Nueva. Para pedir una solicitud, llame al 1-800-525-3713 o visite nuestra direccion en el Internet, janus.com, para obtener una solicitud.

               PROPIEDAD INDIVIDUAL O CONJUNTA
               Las cuentas individuales son propiedad de una persona. Las cuentas conjuntas tienen dos o mas propietarios.

               UNA DONACION O TRANSFERENCIA A UN MENOR (UGMA O UTMA)
               Una cuenta UGMA/UTMA es una cuenta de custodia administrada en beneficio de un menor. Para abrir una cuenta UGMA o UTMA, debe incluir en la solicitud el numero de Seguro Social del menor.

                                                       Manual del accionista  41

               FIDEICOMISO
               Un fideicomiso establecido puede abrir una cuenta. Se deben incluir en la solicitud los nombres de cada administrador fiduciario, el nombre del fideicomiso y la fecha del contrato de fideicomiso.

               CUENTAS DE NEGOCIOS
               Las sociedades anonimas y sociedades colectivas pueden tambien abrir cuentas. La solicitud debe ser firmada por un funcionario autorizado de la sociedad anonima o un socio general de la sociedad colectiva.

CUENTAS CON DIFERIMIENTO DE IMPUESTOS

               Si usted es elegible, puede abrir una o mas cuentas con diferimiento de impuestos. Una cuenta con diferimiento de impuestos le permitir proteger su ganancia de inversiones y ganancias de capital de los impuestos sobre la renta vigentes. Ciertas contribuciones a algunos de estos planes pueden tambien ser deducibles de impuestos. Las cuentas con diferimiento de impuestos incluyen los planes de jubilacion que se describen a continuacion y la cuenta IRA para la Educacion. Por lo general, las distribuciones de estos planes estan sujetas al impuesto sobre la renta y pueden estar sujetas a un impuesto adicional si se retiran antes de la edad de 59 1/2 anos o se usan para un fin que no califique. Se recomienda que los inversionistas consulten con su asesor de impuestos o asesor juridico antes de seleccionar una cuenta con diferimiento de impuestos.

               Investors Fiduciary Trust Company actua como custodio para las cuentas con diferimiento de impuestos ofrecidas por los Fondos. Se le cobrara una comision de mantenimiento de cuenta anual de U.S. $12 por cada numero de identificacion de contribuyente, sin importar cuantas cuentas con diferimiento de impuestos tenga con Janus. Usted puede pagar la comision con cheque o hacer que se le deduzca automaticamente de su cuenta (normalmente en diciembre). El custodio se reserva el derecho de cambiar el monto de esta comision o de dispensar en su totalidad o en parte ciertos tipos de cuentas.

 42 Fondos de Renta Variable de Janus

               Para los siguientes planes, es necesario un formulario de solicitud especial. Para obtener un formulario de solicitud y mayores detalles sobre nuestros Planes de Jubilacion, llame al 1-800-525-3713.

               CUENTAS DE JUBILACION INDIVIDUAL TRADICIONALES Y "ROTH"
               Ambos tipos de cuentas de jubilacion individuales (individual retirement account, IRA) permiten que la mayoria de los individuos con ingresos devengados contribuyan hasta la suma que sea menor entre U.S. $2,000 (U.S. $4,000 para la mayoria de las parejas casadas) o el 100 % de la remuneracion cada ano. Sirvase consultar el prospecto de IRA de Janus para informacion mas completa sobre los diferentes tipos de IRA.

               IRA PARA LA EDUCACION
               Este plan permite que, con sujecion a ciertas limitaciones de ingreso, individuos contribuyan hasta U.S. $500 anualmente a nombre de cualquier nino que tenga menos de 18 anos de edad. Sirvase consultar el prospecto de IRA de Janus para obtener informacion mas completa sobre la IRA de educacion.

               PLAN DE PENSION SIMPLIFICADO PARA EMPLEADOS
               Este plan permite que los propietarios de pequenas empresas (incluyendo propietarios de empresas unipersonales) hagan contribuciones deducibles de los impuestos para los propios propietarios y cual(es)quier empleado(s) elegible(s). Para el SEP, es necesario que se abra una IRA (una SEP-IRA) para cada participante en el SEP.

               PARTICIPACION EN UTILIDADES O PLAN DE PENSION DE COMPRA DE DINERO Estos planes se encuentran a disposicion de sociedades anonimas, sociedades colectivas y propietarios de empresas unipersonales para beneficio de sus empleados y para ellos mismos.

                                                       Manual del accionista  43

               PLAN CONFORME A LA SECCION 403(B)(7)
               Los empleados de organizaciones educacionales u otras organizaciones exentas de impuestos que califiquen pueden ser elegibles para participar en un Plan conforme a la Seccion 403(b)(7).

COMO ABRIR SU CUENTA CON JANUS

               Complete y firme el formulario de solicitud apropiado. Por favor asegurese de dar su numero de Seguro Social o de identificacion de contribuyente en el formulario y extienda su cheque a favor de Janus. Los Fondos se encuentran disponibles solo para ciudadanos
               o residentes de los Estados Unidos y su solicitud le sera devuelta si no satisface estos criterios. Envie todos los datos a una de las direcciones que figura en la "Referencia rapida para direcciones y numeros de telefono" en la pagina 40.

COMO COMPRAR ACCIONES

               COMO PAGAR LAS ACCIONES

               Cuando compre acciones, su solicitud sera procesada al proximo VPN calculado despues de que se reciba y acepte su orden. Por favor, tome nota de lo siguiente:

               - No se aceptan pagos en efectivo, tarjetas de credito, cheques de terceros y cheques de tarjeta de credito.

               - Todas las compras deben hacerse en dolares estadounidenses.

               - Los cheques deben ser girados contra bancos estadounidenses y se deben extender a favor de Janus.

               - Si su banco no paga un cheque, los Fondos se reservan el derecho de cancelar la compra.

               - Si los Fondos no pueden debitar su cuenta bancaria predesignada el dia de la compra, podran hacer intentos adicionales o cancelar la compra.

               - Los Fondos se reservan el derecho de rechazar cualquier
                 solicitud de compra especifica.

 44 Fondos de Renta Variable de Janus

               Si se cancela su compra, usted sera responsable de cualesquiera perdidas o comisiones impuestas por su banco y perdidas que se pudiera incurrir como resultado de cualquier baja en el valor de la compra cancelada. Los Fondos (o sus agentes) tienen la autoridad para liquidar acciones en su(s) cuenta(s) para cubrir cualesquiera perdidas debidas a fluctuaciones en el precio de las acciones. Cualquier ganancia sobre tal cancelacion devengara en beneficio del Fondo.

               UNA VEZ QUE HAYA ABIERTO SU CUENTA CON JANUS, EL MONTO MINIMO PARA UNA INVERSION ADICIONAL ES DE U.S. $100 (U.S. $50 PARA CUENTAS IRA O UGMA/UTMA). Usted puede agregar a su cuenta en cualquier momento a traves de cualquiera de las siguientes opciones:

               POR CORREO

               Complete la papeleta de envio adjunta en la parte inferior del estado de confirmacion. Si hace una compra en una cuenta de jubilacion, por favor, indique si la compra es una transferencia ("rollover") o una contribucion del ano en curso del ano anterior.

               Envie su cheque extendido a favor de Janus y su papeleta de envio
               o instrucciones por escrito a una de las direcciones senaladas anteriormente. Usted puede solicitar tambien una libreta de papeletas de envio para cuentas que no sean de jubilacion.

               POR TELEFONO

               Este servicio le permite comprar acciones adicionales de manera rapida y conveniente a traves de una transferencia electronica de dinero. Para comprar acciones por telefono, llame a un Representante de Servicio al Inversionista al 1-800-525-3713 durante el horario comercial normal o llame a la XpressLine de Janus, al 1-888-979-7737, para acceso a esta opcion las 24 horas del dia. Cuando haga una compra adicional por telefono, Janus debitara automaticamente el monto deseado a su cuenta bancaria predesignada. Para establecer la opcion de compra por telefono en su cuenta nueva, complete la rubrica "Opcion de compras de

                                                       Manual del accionista  45
               acciones por telefono" en el formulario de solicitud y acompane un cheque "anulado" ("voided") o comprobante de deposito de su cuenta bancaria. Si ya ha abierto su cuenta, llame al 1-800-525-3713 para solicitar el formulario apropiado. Esta opcion entrara en vigor diez dias habiles despues de que se reciba el formulario.

               POR CABLE

               Las compras se pueden hacer tambien enviando dinero por cable de su cuenta bancaria a su cuenta de Janus. Llame al 1-800-525-3713 para recibir instrucciones de envio por cable.

               POR INTERNET

               Debe establecer con anticipacion la 'Opcion de compras de acciones por telefono' para hacer una compra en nuestra direccion en el Internet en janus.com. Si tiene cualquier pregunta, por favor, llame al 1-800-975-9932 para hablar con un representante de Janus.

               PROGRAMAS DE INVERSION AUTOMATICA

               Janus ofrece varios programas de inversion automatica para ayudarle a lograr sus objetivos financieros tan simple y convenientemente como sea posible. Usted puede abrir una cuenta nueva con una compra inicial de U.S. $500 e inversiones subsiguientes automaticas de U.S. $100.

               PROGRAMA DE INVERSION MENSUAL AUTOMATICA
               Usted selecciona el dia de cada mes en que su dinero (minimo de U.S. $100) sera transferido electronicamente de su cuenta bancaria a su cuenta en el Fondo. Para establecer esta opcion, complete la seccion "Programa de inversion mensual automatica" en el formulario de solicitud y acompane un cheque "anulado" ("voided") de su cuenta bancaria. Si ya ha abierto su cuenta, llame al 1-800-525-3713 para solicitar el formulario apropiado.

 46 Fondos de Renta Variable de Janus

               DEDUCCION DEL SUELDO
               Si su empleador puede iniciar una deduccion automatica del sueldo, usted puede hacer que se invierta la totalidad o parte de su cheque de sueldo (minimo de U.S. $100) directamente en la cuenta de su Fondo. Para obtener informacion sobre como establecer esta opcion, llame al 1-800-525-3713.

               INTERCAMBIO SISTEMATICO
               Con un intercambio sistematico, usted determina el monto de dinero (minimo de U.S. $100) que le gustaria intercambiar automaticamente de una cuenta de Janus a otra en cualquier dia del mes. Para mayor informacion sobre como establecer esta opcion, llame al 1-800-525-3713.

COMO INTERCAMBIAR ACCIONES

               En cualquier dia habil, usted puede intercambiar la totalidad o una porcion de sus acciones a las de cualquier fondo Janus disponible.

               POR ESCRITO

               Para solicitar un intercambio por escrito, sirvase seguir las instrucciones para solicitudes por escrito en la pagina 51.

               POR TELEFONO

               Todas las cuentas son automaticamente elegibles para la opcion de intercambio por telefono. Para intercambiar acciones por telefono, llame a un Representante de Servicio al Inversionista al 1-800-525-3713 durante el horario comercial normal o llame a la XpressLine de Janus, al 1-888-979-7737, para acceso a esta opcion las 24 horas del dia.

               POR INTERCAMBIO SISTEMATICO

               Como se senalo anteriormente, usted puede establecer un intercambio sistematico con apenas U.S. $100 al mes para cuentas que ya hayan sido abiertas. Puede abrir una cuenta nueva con una compra inicial de U.S. $500 e intercambios sistematicos sub-

                                                       Manual del accionista  47
               siguientes de U.S. $100. Si el saldo de la cuenta de la cual intercambia desciende a menos del monto de intercambio sistematico, todas las acciones restantes seran intercambiadas y se descontinuara el programa.

               POR INTERNET

               Los intercambios se pueden hacer tambien en nuestra direccion en Internet, janus.com.

               POLITICAS DE INTERCAMBIO

               - Con excepcion de los intercambios sistematicos, las nuevas cuentas abiertas mediante intercambio deben ser abiertas con U.S. $2,500 o el valor de la cuenta total si el valor de la cuenta desde la cual intercambia es menos de U.S. $2,500.

               - Los intercambios entre cuentas existentes deben satisfacer los requisitos de inversiones subsecuentes de U.S. $100.

               - Usted podra hacer cuatro intercambios desde cada Fondo durante un ano calendario (excluyendo los intercambios sistematicos). Los intercambios superiores a este limite podran estar sujetos a un honorario de intercambio o se podra dar por terminado el privilegio de intercambio.

               - Los Fondos se reservan el derecho de rechazar cualquier
                 solicitud de intercambio y modificar o dar por terminado el privilegio de intercambio en cualquier momento. Por ejemplo, los Fondos pueden rechazar intercambios desde cuentas que participan, o que se sabe que participan, en compraventas superiores al limite anterior (incluyendo transacciones de aprovechamiento de mercado).

               - Los intercambios entre cuentas seran aceptados solo si las inscripciones son identicas.

               - Si las acciones que usted intercambia son mantenidas en forma de certificado, debe devolver el certificado a su Fondo antes de hacer cualquier intercambio.

 48 Fondos de Renta Variable de Janus

               - Asegurese de leer el prospecto para el fondo al que
                 intercambia.

               - Un intercambio representa la venta de acciones de un fondo y la compra de acciones de otro fondo y puede producir una ganancia
                 o perdida tributable en una cuenta sin diferimiento de impuestos.

COMO LIQUIDAR ACCIONES

               En cualquier dia habil, usted puede liquidar la totalidad o una parte de sus acciones. Si las acciones son mantenidas en forma de certificado, debe devolver el certificado con o antes de su solicitud de liquidacion. Su transaccion sera procesada al proximo VPN calculado despues de que se reciba y acepte su orden. La liquidacion puede ser suspendida durante 10 dias despues de un cambio de direccion a menos que se provea una garantia de firma.

               POR ESCRITO

               Para solicitar una liquidacion por escrito, por favor, siga las instrucciones para solicitudes por escrito en la pagina 51.

               POR TELEFONO

               La mayoria de las cuentas tienen la opcion de liquidacion por telefono a menos que esta opcion se renunciara especificamente en la solicitud o por escrito. Esta opcion le permite solicitar redenciones de su cuenta cada dia llamando al 1-800-525-3713 antes del cierre de la sesion normal de operaciones de la Bolsa de Valores de Nueva York (New York Stock Exchange, NYSE), normalmente a la 4:00 p.m., hora de Nueva York. Tambien puede usar la Janus XpressLine, 1-888-979-7737, para obtener acceso a esta opcion las 24 horas del dia. (Hay un limite diario de
               U.S. $100,000 por cuenta para redenciones pagadas con cheque).

               POR INTERNET

               Las redenciones se pueden hacer tambien en nuestra direccion en Internet, en janus.com.

                                                       Manual del accionista  49

               OPCION DE REDENCIONES SISTEMATICAS

               La opcion de redenciones sistematicas le permite liquidar un monto especifico en dolares de su cuenta en intervalos regulares. Para mayor informacion o para solicitar el formulario apropiado, por favor llame al 1-800-525-3713.

PAGO DEL PRODUCTO DE REDENCIONES

               CON CHEQUE
               El producto de las redenciones sera enviado a el o los accionistas registrados a la direccion registrada dentro de los siete dias posteriores al momento de haberse recibido una solicitud de liquidacion valida.

               POR TRANSFERENCIA ELECTRONICA
               Si usted establecio la opcion de redenciones electronicas, el producto de sus redenciones se puede transferir electronicamente a su cuenta bancaria predesignada el proximo dia habil despues de haberse recibido su solicitud de liquidacion (transferencia por cable) o el segundo dia habil bancario despues de haberse recibido su solicitud de liquidacion (transferencia ACH). A las transferencias cablegraficas se les aplicara un cargo de U.S. $8 por cada cable, y es posible que su banco le cobre un cargo adicional por recibir el cable. Las transferencias ACH se hacen sin cargo alguno. Las redenciones por cable no estan disponibles para cuentas de jubilacion.

               Si quisiera establecer la opcion de liquidacion electronica para su cuenta existente, por favor llame al 1-800-525-3713 para solicitar el formulario apropiado.

               SI LAS ACCIONES QUE SE LIQUIDAN FUERON COMPRADAS CON CHEQUE, POR TELEFONO, EN NUESTRA DIRECCION EN INTERNET O A TRAVES DEL PROGRAMA DE INVERSION AUTOMATICA MENSUAL, LOS FONDOS PODRAN DEMORAR EL PAGO DEL PRODUCTO DE SU LIQUIDACION HASTA 15 DIAS A PARTIR DEL DIA DE LA COMPRA, PARA PERMITIR QUE LA COMPRA SE COMPENSE.

 50 Fondos de Renta Variable de Janus

               A menos que usted provea instrucciones distintas, el producto sera invertido en Acciones del Inversionista -- Janus Money Market Fund durante el periodo de espera de 15 dias.

INSTRUCCIONES POR ESCRITO

               Para liquidar o intercambiar por escrito la totalidad o parte de sus acciones, su solicitud debera ser enviada a una de las direcciones que figuran en la pagina 40 y debe incluir la siguiente informacion:

               - el/los nombre(s) de el/los Fondo(s)

               - el/los numero(s) de la(s) cuenta(s)

               - el monto de dinero o numero de acciones que se liquidan o intercambian

               - el/los nombre(s) en la cuenta

               - la(s) firma(s) de todos los titulares de cuenta registrados

               - su numero de telefono durante el dia

               REQUISITOS DE FIRMA EN BASE AL TIPO DE CUENTA

               INDIVIDUO, TENEDORES CONJUNTOS, TENEDORES EN COMUN
               Las instrucciones por escrito deben ser firmadas por cada accionista, exactamente como aparecen los nombres en la inscripcion de la cuenta.

               UGMA O UTMA
               Las instrucciones por escrito deben ser firmadas por el custodio en su calidad de custodio, tal como aparece en la inscripcion de la cuenta.

               PROPIETARIO UNICO, SOCIO GENERAL
               Las instrucciones por escrito deben ser firmadas por un individuo autorizado, en dicha capacidad, tal como aparece en la inscripcion de la cuenta.

                                                       Manual del accionista  51

               SOCIEDAD ANONIMA, SOCIEDAD COLECTIVA
               Las instrucciones por escrito deben ser firmadas por la(s) persona(s) autorizada(s) para actuar con respecto a la cuenta. Asimismo, se debe acompanar una copia certificada de la resolucion de la compania autorizando al firmante a que firme en nombre de la compania.

               FIDEICOMISO
               Las instrucciones por escrito deben ser firmadas por el/los administrador(es) fiduciario(s). Si el nombre de el/los administrador(es) fiduciario(s) no aparece en la inscripcion de la cuenta, se debe suministrar tambien un certificado de fideicomiso fechado dentro de los ultimos 60 dias.

               IRA
               Las instrucciones por escrito deben ser firmadas por el titular de la cuenta. Si no quiere que se retenga el impuesto sobre la renta federal de su liquidacion, debe declarar que usted opta por que no se aplique tal retencion. Asimismo, sus instrucciones deben declarar si la reparticion es normal (despues de la edad de
              59 1/2 anos) o prematura (antes de la edad de 59 1/2 anos) y, en caso de que sea prematura, si cualquier excepcion, como muerte o incapacidad, se aplica con respecto al impuesto adicional del
               10 % sobre las distribuciones anticipadas.

GARANTIA DE FIRMA

               Ademas de los requisitos de firma, TAMBIEN SE EXIGE UNA GARANTIA DE FIRMA si cualquiera de los siguientes supuestos es aplicable:

               - Usted solicita una liquidacion por cheque que excede
                 U.S. $100,000.

               - Usted quiere que el cheque se extienda a favor de una persona distinta a el/los accionista(s) registrado(s).

               - Usted quiere que se envie el cheque a una direccion que ha sido cambiada dentro de 10 dias previos a la fecha de solicitud de la liquidacion.

 52 Fondos de Renta Variable de Janus

               - Usted quiere que se envie el cheque a una direccion distinta de la direccion registrada.

               LOS FONDOS SE RESERVAN EL DERECHO DE EXIGIR UNA GARANTIA DE FIRMA EN OTRAS CIRCUNSTANCIAS O DE RECHAZAR O DEMORAR UNA LIQUIDACION POR MOTIVOS LEGALES. PARA MAYOR INFORMACION SOBRE LAS GARANTIAS DE FIRMA, SIRVASE LLAMAR AL 1-800-525-3713.

               COMO OBTENER UNA GARANTIA DE FIRMA

               Una garantia de firma asegura que una firma es autentica. La garantia de firma protege a los accionistas de transferencias no autorizadas entre cuentas. Las siguientes instituciones financieras pueden garantizar firmas: bancos, asociaciones de ahorro y prestamo, companias fiduciarias, uniones de credito, corredores-agentes de cambio y bolsa y firmas que sean miembros de una bolsa de valores nacional. Llame a su institucion financiera y averigue si puede garantizar firmas. Los notarios publicos no pueden garantizar firmas.

               Si vive fuera de los Estados Unidos, es posible que un banco extranjero debidamente autorizado para operar en su pais de residencia o un consulado estadounidense pueda autenticar su firma.

FIJACION DE LOS PRECIOS DE LAS ACCIONES DE LOS FONDOS

               Todas las compras, redenciones e intercambios seran procesados al proximo VPN calculado despues de que su solicitud sea recibida y aceptada por un Fondo (o por el agente o designado autorizado de un Fondo). El VPN de un Fondo se calcula al cierre de la sesion normal de operaciones de la NYSE (normalmente a las 4:00 p.m., hora de Nueva York) cada dia en la que la NYSE esta abierta. El VPN de las acciones del Fondo no se determina en dias en que la NYSE esta cerrada (por lo general, el Dia de Ano Nuevo, el Dia de Martin Luther King, el Dia de los Presidentes, Viernes Santo, el Dia Conmemorativo de los Caidos (Memorial Day), el Dia de la Independencia, el Dia del Trabajo, el Dia de Accion de Gracias (Thanksgiving) y la Navidad). Para recibir el precio de un dia, su orden debe ser recibida antes del cierre de la

                                                       Manual del accionista  53
               sesion normal de operaciones de la NYSE. Los instrumentos se valoran al valor de mercado o, si no hay facilmente disponible una cotizacion de mercado, a su valor justo determinado de buena fe conforme a procedimientos establecidos por y bajo la supervision de los Administradores Fiduciarios. Los instrumentos a corto plazo que venzan dentro de 60 dias se valoran al costo amortizado, el cual se aproxima al valor de mercado. Consulte la DIA para informacion mas detallada.

SERVICIOS A LOS ACCIONISTAS Y POLITICAS DE CUENTA

               JANUS XPRESSLINE(TM)

               Janus XpressLine, nuestro servicio telefonico electronico, ofrece acceso las 24 horas del dia por telefono TouchTone(TM) para obtener informacion sobre saldos de cuenta, el desempeno de los Fondos o los dividendos. Usted puede tambien hacer intercambios, compras y redenciones en cuentas existentes, solicitar literatura acerca de cualquier fondo de Janus o solicitar estados de cuenta adicionales. Puede obtener acceso a Janus XpressLine llamando al 1-888-979-7737. Las llamadas se limitan a cinco minutos.

               DIRECCION DE JANUS EN INTERNET

               Janus mantiene un sitio en Internet en la direccion JANUS.COM. Usted puede comprar, intercambiar y liquidar acciones y obtener acceso a informacion, tal como su saldo y los VPN de los Fondos a traves de la direccion en Internet. Para llevar a cabo transacciones en nuestra direccion en Internet, usted debe autorizarnos para que transmitamos informacion de cuenta en linea y aceptemos instrucciones en linea (vea janus.com y siga los procedimientos correspondientes). Es posible que tambien sea necesario que tenga establecida para su cuenta informacion sobre la cuenta bancaria, instrucciones por cable y otras opciones. Los Fondos y sus agentes no seran responsables de cualquier perdida que resulte de transacciones no autorizadas en nuestra direccion en Internet cuando se sigan procedimientos disenados para realizar tales transacciones. Si tiene cualquier pregunta, por favor llame al 1-800-975-9932 para hablar con un representante de Janus.

 54 Fondos de Renta Variable de Janus

               MONTOS MINIMOS EN LA CUENTA

               Debido a los costos proporcionalmente mas altos de mantener las cuentas pequenas, Janus se reserva el derecho de deducir un cargo de saldo minimo de U.S. $10 (o el valor de la cuenta, si es inferior a U.S. $10) de cuentas con valores por debajo de los montos minimos que se describen en la pagina 41 o cerrar tales cuentas. Esta politica se aplicara a cuentas que participan en el Programa de Inversion Mensual Automatica solo si el saldo de su cuenta no alcanza la inversion inicial minima requerida o cae por debajo de tal monto minimo y usted ha descontinuado las inversiones mensuales. Esta politica no se aplica a cuentas que esten por debajo de los montos minimos exclusivamente como resultado de fluctuaciones en el valor de mercado. Se espera que, para efectos de esta politica, las cuentas seran valoradas en septiembre, y el cargo de U.S. $10 sera aplicado el segundo viernes de septiembre de cada ano. A usted se le notificara antes de que cobremos el cargo de U.S. $10 o cerremos su cuenta para que usted pueda aumentar el saldo de su cuenta al monto minimo requerido.

               TRANSACCIONES A TRAVES DE ORGANIZACIONES DE PROCESAMIENTO

               Usted puede comprar o vender acciones de los Fondos a traves de un corredor-agente de cambio y bolsa, un banco u otra institucion financiera, o una organizacion que proporcione servicios de mantenimiento de registros y asesoramiento para planes 401(k) u otros planes de beneficios para los empleados (una "Organizacion de Procesamiento"). Las Organizaciones de Procesamiento pueden cobrarle a usted un cargo por este servicio y pueden exigir inversiones iniciales y subsecuentes minimas que sean diferentes a las de los Fondos. Las Organizaciones de Procesamiento podran tambien imponer otros cargos o restricciones diferentes a las que se aplican a los accionistas que invierten directamente en los Fondos. La Organizacion de Procesamiento, en vez de sus clientes, podra ser el accionista registrado de sus acciones. Los Fondos no son responsables por la falta de cualquier Organizacion de Procesamiento de cumplir con sus obligaciones hacia sus clientes.

                                                       Manual del accionista  55

               Ciertas Organizaciones de Procesamiento podran recibir remuneracion de Janus Capital o sus filiales, y ciertas Organizaciones de Procesamiento podran recibir remuneracion de los Fondos por servicios de mantenimiento de registros y servicios similares a los accionistas.

               NUMERO DE IDENTIFICACION DE CONTRIBUYENTE

               En el formulario de solicitud u otro formulario apropiado, se le solicitara que certifique que su numero de Seguro Social o identificacion de contribuyente sea correcto y que usted no esta sujeto a la retencion precautoria por no declarar ingresos al Servicio de Ingresos Internos (Internal Revenue Service, IRS). Si usted esta sujeto a la retencion precautoria del 31 % o si no certifico su numero de identificacion de contribuyente, el IRS le exige a los Fondos que retenga el 31 % de cualesquier dividendos pagados y el producto de redenciones o intercambios. Ademas de la retencion precautoria del 31 %, usted podra estar sujeto a un cargo de U.S. $50 para reembolsar a los Fondos cualquier sancion que la IRS pueda imponer.

               CERTIFICADOS DE ACCIONES

               La mayoria de los accionistas optan por no mantener sus acciones en la forma de certificados, ya que las transacciones de cuenta, tales como los intercambios y las redenciones, no pueden completarse hasta que el certificado haya sido devuelto a los Fondos. Los Fondos emitiran certificados de acciones solo previa solicitud por escrito, y se reservan el derecho de cobrar un cargo por este servicio. No se emitiran certificados de acciones hasta que las acciones hayan sido mantenidas por lo menos durante 15 dias, y no se emitiran para cuentas que no satisfagan los requisitos de inversion minima. No se pueden emitir certificados de acciones para cuentas de jubilacion. Asimismo, si se pierde el certificado, podra aplicarse un cargo para reemplazarlo.

 56 Fondos de Renta Variable de Janus

               REDENCIONES INVOLUNTARIAS

               Los Fondos se reservan el derecho de cerrar una cuenta si se considera que el accionista realiza actividades que sean ilegales
               o de otra forma perjudiciales para los Fondos.

               TRANSACCIONES POR TELEFONO

               Usted puede iniciar muchas transacciones por telefono. Los Fondos y sus agentes no seran responsables por cualesquier perdidas que resulten de transacciones no autorizadas cuando se sigan los procedimientos disenados para verificar la identidad del llamador.

               Es posible que sea dificil comunicarse con un Representante de Servicio al Inversionista por telefono durante periodos de actividad inusual en el mercado. Si no puede comunicarse con un representante por telefono, por favor considere enviar instrucciones por escrito, visitar un Centro de Servicio, llamar al Janus XpressLine o visitar nuestra direccion en Internet.

               SUSPENSION TEMPORAL DE SERVICIOS

               En casos de emergencia, los Fondos o sus agentes podran suspender las transacciones por telefono u otros servicios a los accionistas.

               CAMBIOS DE DIRECCION

               Para cambiar la direccion de su cuenta, llame al 1-800-525-3713 o envie una solicitud por escrito firmada por todos los titulares de la cuenta. Incluya el nombre de su(s) Fondo(s), el/los numero(s) de la(s) cuenta(s), el/los nombre(s) en la cuenta y las direcciones viejas y nuevas. Ciertas opciones podran ser suspendidas por 10 dias despues de un cambio de direccion a menos que se provea una garantia de firma.

                                                       Manual del accionista  57

               CAMBIOS DE INSCRIPCION

               Para cambiar el nombre en una cuenta, por lo general, las acciones se transfieren a una cuenta nueva. En algunos casos, podra ser necesaria documentacion legal. Para mayor informacion, llame al 1-800-525-3713.

               ESTADOS DE CUENTA E INFORMES

               Los inversionistas que participen en un programa de inversion automatica recibiran confirmaciones trimestrales de todas las transacciones. Asimismo, los Fondos le enviaran a usted un estado de confirmacion de transaccion inmediato despues de cada transaccion no sistematica. Los Fondos de Crecimiento distribuyen informacion sobre dividendos anualmente. Los Fondos Combinados distribuyen informacion sobre dividendos trimestralmente.

               Los Fondos publican informes financieros, los cuales incluyen una lista de las tenencias en cartera de cada uno de los Fondos, semestralmente, y actualizan sus prospectos anualmente. Para reducir los gastos, los Fondos podran optar por enviar por correo un solo informe o prospecto a su casa, aun cuando mas de una persona en la casa tenga una cuenta de Fondo. Por favor llame al 1-800-525-3713 si quiere recibir informes o prospectos adicionales. Los Fondos se reservan el derecho de cobrar un cargo por solicitudes para estados de cuenta e informes adicionales.

 58 Fondos de Renta Variable de Janus

                                                    Administracion de los fondos

ASESOR DE INVERSIONES

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, es el asesor de inversiones de cada uno de los Fondos y es responsable de la administracion cotidiana de sus carteras de inversion y otros asuntos comerciales de los Fondos.

               Janus Capital comenzo a prestar servicio como asesor de inversiones a Janus Fund en 1970, y en la actualidad actua como asesor de inversiones de todos los fondos de Janus, actua como subasesor para diversos fondos mutuos de etiqueta privada y presta servicios de asesoramiento de cuenta separada para cuentas institucionales.

               Janus Capital proporciona asesoramiento y recomendaciones continuas sobre las inversiones de los Fondos. Janus Capital proporciona tambien ciertos servicios de administracion, cumplimiento y contabilidad para los Fondos y los Fondos podran reembolsarle sus costos por proporcionar estos servicios. Asi-mismo, los empleados de Janus Capital actuan como funcionarios del Fideicomiso, y Janus Capital provee espacio de oficina para los Fondos y paga los sueldos, honorarios y gastos de todos los funcionarios de los Fondos y de aquellos Administradores Fiduciarios que estan afiliados con Janus Capital.

GASTOS DE ADMINISTRACION

               Los Fondos le pagan a Janus Capital un honorario de administracion que se calcula a diario y se paga mensualmente. El contrato de asesoramiento con los Fondos especifica el honorario de administracion y otros gastos que los Fondos deben pagar. Cada uno de los Fondos esta sujeto al siguiente programa de honorarios de administracion (expresado como una tasa anual):

                   Promedio de activo neto diario de los Fondos  Porcentaje de tasa anual (%)
---------------------------------------------------------------------------------------------
                   Primeros U.S. $300 millones                        0.75
                   Proximos U.S. $200 millones                        0.70
                   Mas de U.S. $500 millones                          0.65
---------------------------------------------------------------------------------------------

               Cada Fondo incurre en gastos que no son asumidos por Janus Capital, incluyendo honorarios y gastos del agente de transferencias y el custodio, honorarios legales y de auditoria, los costos de imprimir y enviar por correo informes y otra informacion a

                                               Administracion de los fondos   59
               accionistas existentes y los honorarios y gastos de los Administradores Fiduciarios independientes. La tabla de Gastos operativos anuales de los Fondos en la pagina 18 muestra los honorarios de administracion y el total de los gastos operativos de cada Fondo para el ano fiscal mas reciente.

 60 Fondos de Renta Variable de Janus

PERSONAL DE INVERSIONES

ADMINISTRADORES DE CARTERA

DAVID J. CORKINS
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera para el Janus Growth and Income Fund, que ha administrado desde agosto de 1997. Anteriormente, actuo como administrador de cartera asistente del Janus Mercury Fund.
                   Se incorporo a Janus Capital en 1995 como analista de investigacion especializado en companias de servicios financieros nacionales y una variedad de industrias extranjeras. Antes de incorporarse a Janus, fue Director Financiero Ejecutivo de Chase U.S. Consumer Services,
                   Inc., un negocio hipotecario de Chase Manhattan. Tiene titulo de Licenciado (Bachelor of Arts) en ingles y ruso de Dartmouth y recibio su Maestria en Administracion de Negocios (M.B.A.) de Columbia University en 1993.

JAMES P. CRAIG III
--------------------------------------------------------------------------------
                   es Director Ejecutivo de Inversiones de Janus Capital. Es Vicepresidente Ejecutivo y administrador de cartera del
                   Janus Fund, que ha administrado desde 1986. Es tambien Vicepresidente Ejecutivo y coadministrador del Janus
                   Venture Fund, que ha administrado desde el 1(o) de febrero de 1997. Anteriormente, el Sr. Craig administro el Janus Balanced Fund desde diciembre de 1993 hasta diciembre de 1995. Tiene titulo de Licenciado (Bachelor of Arts) en Negocios de la Universidad de Alabama y una Maestria de
                   Artes en Finanzas de la Escuela Wharton de la Universidad de Pensilvania.

                                               Administracion de los fondos   61

DAVID C. DECKER
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera del Janus Special Situations Fund, que administra desde su inicio, y administrador de cartera asistente del Janus
                   Fund. Se incorporo a Janus Capital en 1992 como analista de investigacion y se concentro en companias de las industrias automotriz y de defensa antes de administrar el Janus Special Situations Fund. Obtuvo su Maestria en Administracion de Empresas (M.B.A.) de la Escuela Fuqua de Negocios de Duke University y el titulo de Licenciado (Bachelor of Arts) en Economia y Ciencias Politicas de
                   Tufts University. El Sr. Decker recibio la designacion de Analista Financiero Titulado.

JAMES P. GOFF
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera del Janus Enterprise Fund. El Sr. Goff se incorporo a Janus Capital en 1988 y ha administrado el Janus Enterprise Fund desde su inicio. El Sr. Goff administro o coadministro el Janus Venture Fund desde diciembre de 1993 hasta el 1(o) de febrero de 1997. Tiene el titulo de Licenciado
                   (Bachelor of Arts) en Economia de Yale University y recibio la designacion de Analista Financiero Titulado.

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutiva y administradora de cartera del Janus Worldwide Fund. Es tambien Vicepresidente
                   Ejecutiva y coadministradora del Janus Overseas Fund. La Srta. Hayes se incorporo a Janus Capital en 1987 y ha administrado o coadministrado al Janus Worldwide Fund y el Janus Overseas Fund desde sus inicios. Tiene un titulo de Licenciada (Bachelor of Arts) en Economia de Yale
                   University y recibio la designacion de Analista Financiera Titulada.

 62 Fondos de Renta Variable de Janus

WARREN B. LAMMERT
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera del Janus Mercury Fund. El Sr. Lammert se incorporo a Janus Capital en 1987 y ha administrado al Janus Mercury Fund desde su inicio. Anteriormente coadministro el Janus
                   Venture Fund desde diciembre de 1993 hasta diciembre de
                   1996. Tiene el titulo de Licenciado (Bachelor of Arts) en Economia de Yale University y una Maestria de Ciencia en Historia Economica de la Escuela de Economia de Londres.
                   El Sr. Lammert recibio la designacion de Analista
                   Financiero Titulado.

C. MIKE LU
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera del Janus Global Technology Fund, que ha administrado desde su inicio. Se incorporo a Janus Capital en 1991 como analista de investigacion y se ha concentrado fundamentalmente en companias de la industria de la tecnologia. El Sr. Lu tiene el titulo de Licenciado (Bachelor of Arts) en
                   Historia y el titulo de Licenciado (Bachelors) de Artes en Economia de Yale University. El Sr. Lu recibio la designacion de Analista Financiero Titulado.

THOMAS R. MALLEY
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera del Janus Global Life Sciences Fund, que ha administrado desde su inicio. Se incorporo a Janus Capital en 1991 como analista de investigacion y se ha concentrado en companias de las industrias de atencion de la salud, farmaceutica y de biotecnologia. El Sr. Malley tiene el titulo de
                   Licenciado (Bachelor of Arts) en Biologia de Stanford University y recibio la designacion de Analista Financiero Titulado.

                                               Administracion de los fondos   63

BLAINE P. ROLLINS
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutivo y administrador de cartera del Janus Balanced Fund, que ha administrado desde enero de
                   1996, y del Janus Equity Income Fund, que ha administrado desde su inicio. Es administrador de cartera asistente del Janus Fund. El Sr. Rollins se incorporo a Janus Capital en 1990 y adquirio experiencia como operador de renta fija y analista de investigacion de valores de renta variable antes de administrar el Janus Balanced Fund. Tiene el titulo de Licenciado (Bachelors) de Ciencias en Finanzas de la Universidad de Colorado y recibio la designacion de Analista Financiero Titulado.

CLAIRE YOUNG
--------------------------------------------------------------------------------
                   es Vicepresidente Ejecutiva y administradora de cartera del Janus Olympus Fund, la que ha administrado desde agosto de 1997. Anteriormente, actuo como administradora de cartera asistente del Janus Growth and Income Fund y el Janus Twenty Fund. La Srta. Young se incorporo a Janus Capital en enero de 1992. Tiene el titulo de Licenciada (Bachelors) de Ciencias en Ingenieria Electrica de Yale University y recibio la designacion de Analista Financiero Titulado.

 64 Fondos de Renta Variable de Janus

ADMINISTRADORES ASISTENTES DE CARTERA

LAURENCE J. CHANG
--------------------------------------------------------------------------------
                   es administrador asistente de cartera del Janus Worldwide Fund. Es tambien Vicepresidente Ejecutivo y coadministrador del Janus Overseas Fund. El Sr. Chang se incorporo a Janus Capital en 1993 como analista de investigacion. Recibio un titulo universitario con honores en Religion y Filosofia de Dartmouth College y una
                   Maestria en Ciencias Politicas de Stanford University. El
                   Sr. Chang recibio la designacion de Analista Financiero Titulado.

KAREN L. REIDY
--------------------------------------------------------------------------------
                   es administradora asistente de cartera del Janus Fund.
                   Antes de incorporarse a Janus Capital en 1995, trabajo para Price Waterhouse en el area de Fusiones y
                   Adquisiciones, realizando informes ("due diligence") de empresas y como auditora principal, analizando los datos financieros para clientes empresariales. Recibio un titulo universitario en Contabilidad de la Universidad de
                   Colorado. Esta gestionando la designacion de Analista Financiero Titulado.

                                               Administracion de los fondos   65

Informacion Adicional

               TAMANO DE LOS FONDOS

               Aunque, en la actualidad, no existe la intencion de hacerlo, los Fondos podran descontinuar la venta de sus acciones si los gestores y los Administradores Fiduciarios consideran que la continuacion de las ventas pudiera afectar de manera adversa la habilidad de un Fondo para lograr su objetivo de inversion. Si se descontinuan las ventas de un Fondo, se espera que a los accionistas existentes de tal Fondo se les permita seguir comprando acciones y reinvertir cualesquier dividendos o distribuciones de las ganancias del capital, en la ausencia de circunstancias altamente inusuales.

               EL ANO 2000

               Prepararse para el Ano 2000 es una prioridad importante de Janus Capital, el cual ha establecido un grupo que se dedica a abordar este tema. Janus Capital ha dedicado muchos recursos internos y ha contratado a uno de los expertos mas reconocidos en el campo para prepararse para el Ano 2000. Janus Capital no preve que temas relativos al Ano 2000 tengan un impacto significativo en su habilidad para seguir proporcionando servicio a los Fondos a los niveles actuales; sin embargo, Janus Capital no puede garantizar que las medidas que ha tomado para asegurar la preparacion para el Ano 2000 seran exitosas. Asimismo, no se puede garantizar que los temas del Ano 2000 no afectaran a las companias en las cuales los Fondos invierten o los mercados y las economias a nivel mundial.

 66 Fondos de Renta Variable de Janus

                                                      Distribuciones e impuestos

DISTRIBUCIONES

               Para evitar la tributacion de los Fondos, el Codigo de Rentas Internas exige que cada Fondo reparta anualmente su ingreso neto y cualesquiera ganancias de capital netas sobre sus inversiones. Los ingresos que un Fondo derive de los dividendos e intereses y cualesquiera ganancias a corto plazo netas materializadas son pagadas a los accionistas como dividendos de ingresos ordinarios. Las ganancias a largo plazo netas materializadas son pagadas a los accionistas como distribuciones de ganancias de capital.

PROGRAMA DE DISTRIBUCIONES

                                                 Dividendos           Ganancias de capital
                Fondos de                Normalmente declarados y    Normalmente declaradas
                  Crecimiento            pagados en diciembre        y pagadas en diciembre
                ---------------------------------------------------------------------------
                Fondos                   Normalmente declarados y    Normalmente declaradas
                  Combinados             pagados en marzo, junio,    y pagadas en diciembre
                                         septiembre y diciembre

               COMO LAS DISTRIBUCIONES AFECTAN AL VPN DE UN FONDO

               Las distribuciones son pagadas a los accionistas en la fecha de registro de una reparticion de un Fondo, sin importar durante cuanto tiempo se hayan mantenido las acciones. Los dividendos y las distribuciones de ganancias de capital en espera de ser repartidos se incluyen en el VPN diario de cada Fondo. El precio de las acciones de un Fondo baja conforme al monto de la reparticion, despues de tomar en cuenta cualesquiera fluctuaciones de mercado posteriores. Por ejemplo, supongamos que el 31 de diciembre, el Janus Fund declara un dividendo por el monto de U.S. $0.25 por accion. Si el precio de las acciones del Janus Fund era de U.S. $10.00 el 30 de diciembre, el precio de las acciones el 31 de diciembre seria de U.S. $9.75, suponiendo que no hay fluctuaciones de mercado. Los accionistas deben tener presente que las distribuciones de un fondo mutuo tributable no realzan el valor y pueden crear obligaciones del impuesto sobre la renta.

                                                  Distribuciones e impuestos  67

               "COMPRA DE UN DIVIDENDO"

               Si usted compra acciones de un Fondo justamente antes de la reparticion, pagara el precio integro de las acciones y recibira una porcion del precio de compra de vuelta como una reparticion tributable. A esto se le llama "comprar un dividendo". En el ejemplo anterior, si usted compro acciones el 30 de diciembre, habria pagado U.S. $10.00 por accion.

               El 31 de diciembre, el Fondo le pagaria a usted U.S. $0.25 por accion como un dividendo y ahora sus acciones valdrian U.S. $9.75 por accion. A menos que su cuenta se haya establecido como una cuenta con diferimiento de impuestos, los dividendos que se le paguen a usted se incluirian en su ingreso bruto para efectos tributarios, aun cuando usted no haya participado en el aumento en el VPN del Fondo, independientemente de si reinvirtio o no los dividendos.

OPCIONES DE DISTRIBUCIONES

               Cuando usted abre una cuenta, debe especificar en su solicitud como quiere recibir sus distribuciones. Puede cambiar su opcion de distribuciones en cualquier momento escribiendole a los Fondos a una de las direcciones en la pagina 40 o llamando al 1-800-525-3713. Los Fondos ofrecen las siguientes opciones:

               1. OPCION DE REINVERSION. Usted puede reinvertir sus dividendos de ingreso y distribuciones de ganancias de capital en acciones adicionales. Esta opcion se asigna automaticamente si no se elige ninguna otra opcion.

               2. OPCION DE EFECTIVO. Usted puede recibir sus dividendos de ingreso y distribuciones de ganancias de capital en efectivo.

               3. REINVERTIR Y OPCION DE EFECTIVO. Usted puede recibir sus dividendos de ingreso o sus distribuciones de ganancias de capital en efectivo y reinvertir la otra en acciones adicionales.

               4. OPCION DE DIRECCION. Usted puede dirigir sus dividendos o ganancias de capital para comprar acciones de otro fondo de Janus.

 68 Fondos de Renta Variable de Janus

               Los Fondos se reservan el derecho de reinvertir cheques de dividendos y distribuciones no entregables y no cobrados que sigan pendientes durante seis meses en su cuenta, como acciones del Fondo aplicable al proximo VPN calculado despues de que se anule el cheque. Las distribuciones posteriores podran tambien ser reinvertidas.

IMPUESTOS

               Asi como con cualquier otra inversion, usted debe considerar las consecuencias tributarias de invertir en los Fondos. Cada vez que venda o intercambie acciones de un fondo en una cuenta tributable, se considera como un suceso tributable. Dependiendo del precio de compra y el precio de venta, usted podra experimentar una ganancia o perdida sobre la transaccion. Cualesquiera obligaciones tributarias generadas por las transacciones que efectue son responsabilidad suya.

               La siguiente explicacion no se aplica a las cuentas con diferimiento de impuestos, ni es un analisis completo de las implicaciones tributarias federales de invertir en los Fondos. Quizas querra consultar con su propio asesor de impuestos. Asimismo, se podran aplicar impuestos estatales o locales a su inversion, dependiendo de las leyes del estado en que resida.

               IMPUESTOS SOBRE LAS DISTRIBUCIONES

               Los dividendos y las distribuciones de los Fondos estan sujetos al impuesto sobre la renta federal, sin importar si la reparticion se hizo en efectivo o se reinvirtio en acciones adicionales de un Fondo. Las distribuciones pueden ser tributables a tasas diferentes, dependiendo del tiempo durante el cual un Fondo mantenga un valor. En algunos estados, una porcion de los dividendos y distribuciones (dependiendo de las fuentes de ingreso de un Fondo) pueden estar exentos de los impuestos estatales y locales. Informacion con respecto a la categorizacion tributaria de los dividendos de ingreso y las distribuciones de ganancias de capital sera enviada a los accionistas a mas tardar el 31 de enero de cada ano. Informacion tributaria sobre la cuenta sera enviada tambien al IRS.

                                                  Distribuciones e impuestos  69

               TRIBUTACION DE LOS FONDOS

               Los dividendos, intereses y algunas ganancias de capital recibidas por los Fondos sobre valores extranjeros podran estar sujetos a la retencion de impuestos u otros impuestos extranjeros. Los Fondos podran, de un ano al otro, hacer la eleccion permitida conforme a la seccion 853 del Codigo de Rentas Internas para transferir tales impuestos a los accionistas como un credito de impuesto extranjero. Si no se hace tal eleccion, cualesquier impuestos extranjeros pagados o acumulados representaran un gasto para los Fondos.

               Los Fondos no esperan pagar impuestos federales sobre la renta o el consumo, ya que se proponen satisfacer ciertos requisitos del Codigo de Rentas Internas. Es importante que los Fondos satisfagan estos requisitos de manera que cualesquiera ganancias sobre su inversion no sean tributadas dos veces.

 70 Fondos de Renta Variable de Janus

                                               Datos financieros mas importantes

               El proposito de las tablas de datos financieros mas importantes es ayudarle a entender el desempeno financiero de los Fondos durante los ultimos 5 anos hasta el 31 de octubre de cada ano fiscal que se muestra (o para los Fondos con un historial de desempeno de menos de 5 anos, hasta el 31 de octubre de cada periodo fiscal que se muestra). Los renglones 1 al 9 reflejan los resultados financieros para una sola accion de Fondo. Los rendimientos totales en las tablas representan la tasa que un inversionista hubiera ganado (o perdido) sobre una inversion en cada uno de los Fondos (suponiendo la reinversion de todos los dividendos y distribuciones). Esta informacion ha sido auditada por PricewaterhouseCoopers LLP, cuyo informe, junto con los estados financieros de los Fondos, se incluyen en los Informes Anuales, los cuales se pueden obtener a solicitud y se incorporan por referencia a la DIA.

               NO SE PRESENTAN LOS DATOS FINANCIEROS MAS IMPORTANTES PARA EL JANUS GLOBAL LIFE SCIENCES FUND Y EL JANUS GLOBAL TECHNOLOGY FUND YA QUE ESTOS FONDOS NO INICIARON SUS OPERACIONES SINO HASTA EL 31 DE DICIEMBRE DE 1998.

                                           Datos financieros mas importantes  71

JANUS FUND
-------------------------------------------------------------------------------------------------------------
                                                     Periodos finalizados el 31 de octubre de
                                         1998           1997           1996           1995           1994
  1. VALOR NETO PATRIMONIAL, AL
     PRINCIPIO DEL PERIODO            U.S. $29.36    U.S. $26.65    U.S. $23.37    U.S. $19.62    U.S. $20.81
     INGRESO DE OPERACIONES DE
     INVERSION:
  2. Ingreso neto de inversion             (0.02)           0.15           0.31           0.16           0.17
  3. Ganancias (o perdidas) netas
     sobre valores (tanto
     materializadas como no
     materializadas)                         3.70           5.69           4.23           3.99         (0.03)
  4. Total de operaciones de
     inversion                               3.68           5.84           4.54           4.15           0.14
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de
     inversion)                            (0.23)         (0.21)         (0.13)         (0.01)         (0.39)
  6. Dividendos (superiores al los
     ingresos netos de inversion)              --             --             --             --             --
  7. Distribuciones (de ganancias
     de capital)                           (4.84)         (2.92)         (1.13)         (0.39)         (0.94)
  8. Total de distribuciones               (5.07)         (3.13)         (1.26)         (0.40)         (1.33)
  9. VALOR NETO PATRIMONIAL, AL
     FINAL DEL PERIODO                U.S. $27.97    U.S. $29.36    U.S. $26.65    U.S. $23.37    U.S. $19.62
 10. Rendimiento total                    15.12 %        24.18 %        20.31 %        21.62 %         0.75 %
 11. Activo neto, al final del
     periodo (en millones)           U.S. $20,721   U.S. $19,029   U.S. $15,313   U.S. $11,963    U.S. $9,647
 12. Activo neto promedio para el
     periodo (en millones)           U.S. $20,777   U.S. $17,515   U.S. $13,753   U.S. $10,560    U.S. $9,339
 13. Relacion de gastos brutos a
     activo neto promedio                  0.87 %         0.87 %         0.86 %         0.87 %            N/A
 14. Relacion de gastos netos a
     activo neto promedio                  0.86 %         0.86 %         0.85 %         0.86 %         0.91 %
 15. Relacion de ingreso (perdida)
     neto de inversion a activo
     neto promedio                             --         0.85 %         0.91 %         1.25 %         1.12 %
 16. Tasa de administracion de
     cartera                                 70 %          132 %          104 %          118 %          139 %
------------------------------------------------------------------------------------

 72 Fondos de Renta Variable de Janus

JANUS ENTERPRISE FUND
-------------------------------------------------------------------------------------------------------------
                                                     Periodos finalizados el 31 de octubre de
                                         1998           1997           1996           1995           1994
  1. VALOR NETO PATRIMONIAL, AL
     PRINCIPIO DEL PERIODO            U.S. $30.86    U.S. $31.19    U.S. $27.14    U.S. $24.43    U.S. $21.87
     INGRESO DE OPERACIONES DE
     INVERSION:
  2. Ingreso neto de inversion                 --             --             --           0.52         (0.06)
  3. Ganancias (o perdidas) netas
     sobre valores (tanto
     materializadas como no
     materializadas)                         3.43           0.95           5.85           3.09           3.18
  4. Total de operaciones de
     inversion                               3.43           0.95           5.85           3.61           3.12
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de
     inversion)                                --             --             --         (0.52)         (0.02)
  6. Dividendos (superiores al
     ingreso neto de inversion)                --             --             --             --             --
  7. Distribuciones (de ganancias
     de capital)                           (1.96)         (1.28)         (1.80)         (0.38)         (0.54)
  8. Total de distribuciones               (1.96)         (1.28)         (1.80)         (0.90)         (0.56)
  9. VALOR NETO PATRIMONIAL, AL
     FINAL DEL PERIODO                U.S. $32.33    U.S. $30.86    U.S. $31.19    U.S. $27.14    U.S. $24.43
 10. Rendimiento total                    11.79 %         3.31 %        22.43 %        15.46 %        14.56 %
 11. Activo neto, al final del
     periodo (en millones)              U.S. $559      U.S. $552      U.S. $732      U.S. $459      U.S. $370
 12. Activo neto promedio para el
     periodo (en millones)              U.S. $551      U.S. $614      U.S. $596      U.S. $408      U.S. $270
 13. Relacion de gastos brutos a
     activo neto promedio                  1.08 %         1.07 %         1.14 %         1.26 %            N/A
 14. Relacion de gastos netos a
     activo neto promedio                  1.06 %         1.04 %         1.12 %         1.23 %         1.25 %
 15. Relacion de ingreso (perdida)
     neto de inversion a activo
     neto promedio                       (0.67 %)       (0.61 %)       (0.78 %)         0.02 %       (0.32 %)
 16. Tasa de administracion de
     cartera                                134 %          111 %           93 %          194 %          193 %
-------------------------------------------------------------------------------------------------------------

                                           Datos financieros mas importantes  73

JANUS MERCURY FUND
------------------------------------------------------------------------------------------------------------
                                                      Periodos finalizados el 31 de octubre de
                                            1998          1997          1996          1995          1994
  1. VALOR NETO PATRIMONIAL, AL
     PRINCIPIO DEL PERIODO               U.S. $18.65   U.S. $18.20   U.S. $17.38   U.S. $14.12   U.S. $11.70
     INGRESOS DE OPERACIONES DE
     INVERSION:
  2. Ingreso neto de inversion                (0.01)        (0.01)          0.14          0.16          0.02
  3. Ganancias (o perdidas) netas sobre
     valores (tanto materializadas como
     no materializadas)                         4.07          2.82          2.74          3.37          2.40
  4. Total de operaciones de inversion          4.06          2.81          2.88          3.53          2.42
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de
     inversion)                                   --        (0.08)            --        (0.16)            --
  6. Dividendos (superiores al ingreso
     neto de inversion)                       (0.04)            --            --            --            --
  7. Distribuciones (de ganancias de
     capital)                                 (1.90)        (2.28)        (2.06)        (0.11)            --
  8. Total de distribuciones                  (1.94)        (2.36)        (2.06)        (0.27)            --
  9. VALOR NETO PATRIMONIAL, AL FINAL
     DEL PERIODO                         U.S. $20.77   U.S. $18.65   U.S. $18.20   U.S. $17.38   U.S. $14.12
 10. Rendimiento total                       24.75 %       17.07 %       18.18 %       25.53 %       20.68 %
 11. Activo neto, al final del periodo
     (en millones)                       U.S. $2,368   U.S. $1,971   U.S. $2,002   U.S. $1,521     U.S. $596
 12. Activo neto promedio para el
     periodo (en millones)               U.S. $2,103   U.S. $2,046   U.S. $1,839   U.S. $1,116     U.S. $258
 13. Relacion de gastos brutos a activo
     neto promedio                            0.97 %        0.98 %        1.02 %        1.14 %           N/A
 14. Relacion de gastos netos a activo
     neto promedio                            0.94 %        0.96 %        1.00 %        1.12 %        1.33 %
 15. Relacion de ingreso (perdida) neto
     de inversion a activo neto
     promedio                               (0.33 %)        0.21 %        0.45 %        0.50 %        0.25 %
 16. Tasa de administracion de cartera         105 %         157 %         177 %         201 %         283 %
------------------------------------------------------------------------------------------------------------

 74 Fondos de Renta Variable de Janus

JANUS OLYMPUS FUND
------------------------------------------------------------------------------------------
                                                Periodos finalizados el 31 de octubre de
                                                  1998            1997          1996(1)
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO
     DEL PERIODO                               U.S. $18.41     U.S. $14.86     U.S. $12.00
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                          --            0.04            0.13
  3. Ganancias (o perdidas) netas sobre
     valores (tanto materializadas como no
     materializadas)                                  4.05            3.64            2.73
  4. Total de operaciones de inversion                4.05            3.68            2.86
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de
     inversion)                                         --          (0.13)              --
  6. Dividendos (superiores al ingreso
     neto de inversion)                             (0.04)              --              --
  7. Distribuciones (de ganancias de
     capital)                                       (0.72)              --              --
  8. Total de distribuciones                        (0.76)          (0.13)              --
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL
     PERIODO                                   U.S. $21.70     U.S. $18.41     U.S. $14.86
 10. Rendimiento total*                            23.10 %         24.98 %         23.83 %
 11. Activo neto, al final del periodo (en
     millones)                                   U.S. $947       U.S. $616       U.S. $432
 12. Activo neto promedio para el periodo
     (en millones)                               U.S. $774       U.S. $517       U.S. $276
 13. Relacion de gastos brutos a activo
     neto promedio**                                1.01 %          1.06 %          1.17 %
 14. Relacion de gastos netos a activo
     neto promedio**                                0.98 %          1.03 %          1.15 %
 15. Relacion de ingreso (perdida) neto de
     inversion a activo neto promedio**           (0.21 %)          0.26 %          1.64 %
 16. Tasa de administracion de cartera**             123 %           244 %           303 %
------------------------------------------------------------------------------------------

(1) Periodo fiscal del 29 de diciembre de 1995 (inicio) al 31 de octubre de
    1996.
 * El rendimiento total no se anualiza para periodos de menos de un ano entero. ** Anualizada para periodos de menos de un ano entero.

                                           Datos financieros mas importantes  75

JANUS SPECIAL SITUATIONS FUND
---------------------------------------------------------------------------------------
                                                              Periodos finalizados el
                                                                  31 de octubre de
                                                                1998          1997(1)
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO DEL PERIODO        U.S. $14.08    U.S. $10.00
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                                        --             --
  3. Ganancias (o perdidas) netas sobre valores (tanto
     materializadas como no materializadas)                         1.15           4.08
  4. Total de operaciones de inversion                              1.15           4.08
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de inversion)                        --             --
  6. Dividendos (superiores al ingreso neto de inversion)             --             --
  7. Distribuciones (de ganancias de capital)                     (0.66)             --
  8. Total de distribuciones                                      (0.66)             --
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL PERIODO            U.S. $14.57    U.S. $14.08
 10. Rendimiento total*                                           8.49 %        40.80 %
 11. Activo neto, al final del periodo (en millones)           U.S. $786      U.S. $334
 12. Activo neto promedio para el periodo (en millones)        U.S. $716      U.S. $168
 13. Relacion de gastos brutos a activo neto promedio**           1.08 %         1.20 %
 14. Relacion de gastos netos a activo neto promedio**            1.05 %         1.18 %
 15. Relacion de ingreso (perdida) neto de inversion a
     activo neto promedio**                                     (0.49 %)       (0.08 %)
 16. Tasa de administracion de cartera**                           117 %          146 %
---------------------------------------------------------------------------------------

(1) Periodo fiscal del 31 de diciembre de 1996 (inicio) al 31 de octubre de
    1997.
 * El rendimiento total no se anualiza para periodos de menos de un ano entero. ** Anualizada para periodos de menos de un ano entero.

 76 Fondos de Renta Variable de Janus

JANUS WORLDWIDE FUND
---------------------------------------------------------------------------------------------------------
                                                  Periodos finalizados el 31 de octubre de
                                        1998           1997          1996          1995          1994
  1. VALOR NETO PATRIMONIAL, AL
     PRINCIPIO DEL PERIODO           U.S. $40.05    U.S. $34.60   U.S. $27.65   U.S. $27.00   U.S. $24.16
     INGRESO DE OPERACIONES DE
     INVERSION:
  2. Ingreso neto de inversion              1.26         (0.08)          0.49          0.81          0.15
  3. Ganancias (o perdidas) netas
     sobre valores (tanto
     materializadas como no
     materializadas)                        3.01           7.73          7.79          1.39          3.34
  4. Total de operaciones de
     inversion                              4.27           7.65          8.28          2.20          3.49
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto
     de inversion)                        (1.35)         (0.15)        (0.26)        (0.54)        (0.27)
  6. Dividendos (superiores al
     ingreso neto de inversion)               --             --            --            --            --
  7. Distribuciones (de ganancias
     de capital)                          (1.45)         (2.05)        (1.07)        (1.01)        (0.38)
  8. Total de distribuciones              (2.80)         (2.20)        (1.33)        (1.55)        (0.65)
  9. VALOR NETO PATRIMONIAL, AL
     FINAL DEL PERIODO               U.S. $41.52    U.S. $40.05   U.S. $34.60   U.S. $27.65   U.S. $27.00
 10. Rendimiento total                   11.40 %        23.34 %       31.00 %        8.89 %       14.76 %
 11. Activo neto, al final del
     periodo (en millones)          U.S. $13,932   U.S. $10,358   U.S. $4,467   U.S. $1,804   U.S. $1,587
 12. Activo neto promedio para el
     periodo (en millones)          U.S. $13,078    U.S. $7,784   U.S. $2,953   U.S. $1,622   U.S. $1,244
 13. Relacion de gastos brutos a
     activo neto promedio                 0.92 %         0.97 %        1.02 %        1.24 %           N/A
 14. Relacion de gastos netos a
     activo neto promedio                 0.90 %         0.95 %        1.01 %        1.23 %        1.12 %
 15. Relacion de ingreso (perdida)
     neto de inversion a activo
     neto promedio                        0.47 %         0.65 %        0.73 %        0.99 %        0.42 %
 16. Tasa de administracion de
     cartera                                86 %           79 %          80 %         142 %         158 %
---------------------------------------------------------------------------------------------------------

                                           Datos financieros mas importantes  77

JANUS BALANCED FUND
--------------------------------------------------------------------------------------------
                                                      Periodos finalizados el 31 de octubre de
                                              1998         1997         1996         1995         1994
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO
     DEL PERIODO                           U.S. $16.73  U.S. $15.20  U.S. $13.72  U.S. $12.17  U.S. $12.23
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                   0.33         0.36         0.33         0.61         0.27
  3. Ganancias (o perdidas) netas sobre
     valores (tanto materializadas como
     no materializadas)                          2.00         2.88         2.22         1.52       (0.09)
  4. Total de operaciones de inversion           2.33         3.24         2.55         2.13         0.18
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingresos netos de
     inversion)                                (0.35)       (0.36)       (0.26)       (0.58)       (0.24)
  6. Dividendos (superiores al ingreso
     neto de inversion)                            --           --           --           --           --
  7. Distribuciones (de ganancias de
     capital)                                  (1.49)       (1.35)       (0.81)           --           --
  8. Total de distribuciones                   (1.84)       (1.71)       (1.07)       (0.58)       (0.24)
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL
     PERIODO                               U.S. $17.22  U.S. $16.73  U.S. $15.20  U.S. $13.72  U.S. $12.17
 10. Rendimiento total                        15.48 %      23.38 %      19.39 %      18.26 %       1.51 %
 11. Activo neto, al final del periodo
     (en millones)                          U.S. $830    U.S. $360    U.S. $207    U.S. $125     U.S. $94
 12. Activo neto promedio para el periodo
     (en millones)                          U.S. $537    U.S. $283    U.S. $159    U.S. $107     U.S. $86
 13. Relacion de gastos brutos a activo
     neto promedio                             1.03 %       1.12 %       1.23 %       1.35 %          N/A
 14. Relacion de gastos netos a activo
     neto promedio                             1.01 %       1.10 %       1.21 %       1.32 %       1.42 %
 15. Relacion de ingreso (perdida) neto
     de inversion a activo neto promedio       2.34 %       2.63 %       2.35 %       2.52 %       2.28 %
 16. Tasa de administracion de cartera           73 %        139 %        151 %        185 %        167 %
---------------------------------------------------------------------------------------------------------

 78 Fondos de Renta Variable de Janus

JANUS EQUITY INCOME FUND
------------------------------------------------------------------------------------------
                                                 Periodos finalizados el 31 de octubre de
                                                    1998           1997          1996(1)
  1. VALOR NETO PATRIMONIAL, AL PRINCIPIO DEL
     PERIODO                                     U.S. $13.98    U.S. $11.29    U.S. $10.00
     INGRESO DE OPERACIONES DE INVERSION:
  2. Ingreso neto de inversion                          0.05           0.09           0.07
  3. Ganancias (o perdidas) netas sobre valores
     (tanto materializadas como no
     materializadas)                                    2.47           3.11           1.25
  4. Total de operaciones de inversion                  2.52           3.20           1.32
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingreso neto de inversion)        (0.03)         (0.12)         (0.03)
  6. Dividendos (superiores al ingreso neto de
     inversion)                                           --             --             --
  7. Distribuciones (de ganancias de capital)         (0.88)         (0.39)             --
  8. Total de distribuciones                          (0.91)         (0.51)         (0.03)
  9. VALOR NETO PATRIMONIAL, AL FINAL DEL
     PERIODO                                     U.S. $15.59    U.S. $13.98    U.S. $11.29
 10. Rendimiento total                               19.21 %        29.46 %        13.20 %
 11. Activo neto, al final del periodo (en
     millones)                                     U.S. $201       U.S. $74       U.S. $30
 12. Activo neto promedio para el periodo (en
     millones)                                     U.S. $134       U.S. $46       U.S. $21
 13. Relacion de gastos brutos a activo neto
     promedio                                         1.21 %         1.48 %         1.79 %
 14. Relacion de gastos netos a activo neto
     promedio                                         1.18 %         1.45 %         1.71 %
 15. Relacion de ingreso (perdida) neto de
     inversion a activo neto promedio                 0.41 %         0.62 %         3.09 %
 16. Tasa de administracion de cartera                 101 %          180 %          325 %
------------------------------------------------------------------------------------------

(1) Periodo fiscal del 28 de junio de 1996 (inicio) al 31 de octubre de 1996.
 * El rendimiento total no se anualiza para periodos de menos de un ano entero. ** Anualizada para periodos de menos de un ano entero.

                                           Datos financieros mas importantes  79

JANUS GROWTH AND INCOME FUND
--------------------------------------------------------------------------------------------------------------
                                                   Periodos finalizados el 31 de octubre de
                                     1998            1997            1996            1995            1994
  1. VALOR NETO PATRIMONIAL, AL
     PRINCIPIO DEL PERIODO         U.S. $25.07     U.S. $20.05     U.S. $18.13     U.S. $14.69     U.S. $15.24
     INGRESO DE OPERACIONES DE
     INVERSION:
  2. Ingreso neto de inversion            0.08            0.01            0.16            0.11            0.19
  3. Ganancias (o perdidas)
     netas sobre valores (tanto
     materializadas como no
     materializadas)                      3.72            6.98            4.01            3.43          (0.31)
  4. Total de operaciones de
     inversion                            3.80            6.99            4.17            3.54          (0.12)
     MENOS DISTRIBUCIONES:
  5. Dividendos (de ingresos
     netos de inversion)                (0.04)          (0.11)          (0.08)          (0.10)          (0.10)
  6. Dividendos (superiores al
     ingreso neto de inversion)             --              --              --              --              --
  7. Distribuciones (de
     ganancias de capital)              (2.38)          (1.86)          (2.17)              --          (0.33)
  8. Total de distribuciones            (2.42)          (1.97)          (2.25)          (0.10)          (0.43)
  9. VALOR NETO PATRIMONIAL, AL
     FINAL DEL PERIODO             U.S. $26.45     U.S. $25.07     U.S. $20.05     U.S. $18.13     U.S. $14.69
 10. Rendimiento total                 16.73 %         37.78 %         25.56 %         24.20 %        (0.76 %)
 11. Activo neto, al final del
     periodo (en millones)         U.S. $2,819     U.S. $1,889     U.S. $1,033       U.S. $583       U.S. $490
 12. Activo neto promedio para
     el periodo (en millones)      U.S. $2,479     U.S. $1,416       U.S. $773       U.S. $498       U.S. $500
 13. Relacion de gastos brutos
     a activo neto promedio             0.96 %          0.98 %          1.05 %          1.19 %             N/A
 14. Relacion de gastos netos a
     activo neto promedio               0.94 %          0.96 %          1.03 %          1.17 %          1.22 %
 15. Relacion de ingreso
     (perdida) neto de
     inversion a activo neto
     promedio                           0.33 %          0.30 %          0.70 %          1.11 %          1.26 %
 16. Tasa de administracion de cartera    95 %           127 %           153 %           195 %           123 %
--------------------------------------------------------------------------------------------------------------

 80 Fondos de Renta Variable de Janus

                                               Glosario de terminos de inversion

               Este glosario brinda una descripcion mas detallada de algunos de los tipos de valores y otros instrumentos en los que los Fondos pueden invertir. Los Fondos pueden invertir en estos instrumentos en la medida permitida por sus objetivos y politicas de inversion. Los Fondos no estan limitados por esta explicacion y pueden invertir en cualquier otro tipo de instrumento que no sea prohibido por las politicas que se explican en otras partes de este Prospecto. Sirvase consultar la DIA para una explicacion mas detallada de ciertos instrumentos.

I. VALORES DE RENTA FIJA Y DE DEUDA

               Los BONOS son instrumentos de deuda emitidos por una compania, una municipalidad, un gobierno o un organismo gubernamental. La entidad emisora de un bono tiene la obligacion de pagarle al tenedor el monto del prestamo (o el valor nominal del bono) a un vencimiento especificado y de efectuar los pagos de interes programados.

               El PAPEL COMERCIAL es una obligacion de deuda a corto plazo con un vencimiento de entre 1 y 270 dias que es emitida por bancos, empresas y otros prestatarios a inversionistas que buscan invertir efectivo inactivo. Los Fondos pueden comprar papel comercial emitido en colocaciones privadas conforme a la Seccion 4(2) de la Ley de Valores (Securities Act) de 1933.

               Las ACCIONES ORDINARIAS son valores de renta variable que representan participaciones de propiedad en una compania y normalmente conllevan derechos de voto y devengan dividendos. A diferencia de las acciones preferentes, los dividendos de las acciones ordinarias no son fijos sino que son declarados a la discrecion del consejo de administracion de la entidad emisora.

               Los VALORES CONVERTIBLES son acciones preferentes o bonos que pagan un dividendo o pago de interes fijo y son convertibles a acciones ordinarias a un precio o razon de conversion especificada.

               Los VALORES DE DEUDA son valores que representan dinero obtenido en prestamo que debe ser reintegrado en una fecha posterior.

                                           Glosario de terminos de inversion  81

               Tales valores tienen vencimientos especificos y normalmente un tipo de interes o un descuento sobre la compra original especifica.

               Los CERTIFICADOS DE DEPOSITARIO son certificados de acciones de una empresa domiciliada en el exterior que le dan derecho al tenedor a dividendos y ganancias de capital sobre el valor subyacente. Los certificados incluyen aquellos emitidos por bancos domesticos (Certificados de Deposito Americano), bancos extranjeros
               (Certificados de Deposito Mundiales o Europeos) y corredores-agentes de cambio y bolsa (acciones de depositario).

               Los VALORES DE RENTA FIJA son valores que pagan una tasa de rentabilidad especificada. Por lo general, el termino incluye obligaciones a corto y largo plazo gubernamentales, empresariales y municipales que pagan un tipo de interes especificado o cupones durante un periodo de tiempo especificado, y acciones preferentes, las cuales pagan dividendos fijos. Las tasas de cupon y dividendos pueden fijarse para toda la vida de la emision o, en el caso de los valores de tasa ajustable y flotante, para un periodo mas corto.

               Los VALORES DE ALTO REDITO/ALTO RIESGO son valores que tienen una calificacion inferior al grado de inversion de las agencias de calificacion principales (p. ej. BB o inferior de Standard & Poor's y Ba o inferior de Moody's). Otros terminos que se usan comunmente para describir a tales valores incluyen "bonos de calificacion mas baja", "bonos de grado de no inversion" y "bonos chatarra."

               Los VALORES RESPALDADOS POR HIPOTECAS O ACTIVOS son acciones en una agrupacion ("pool") de hipotecas u otra deuda. Por lo general, estos valores conllevan un traspaso, es decir, que el capital y los pagos de interes sobre los valores subyacentes (menos cargos por servicios) se traspasan a los accionistas a prorrata. Estos valores conllevan el riesgo de pago anticipado, el cual es el riesgo de que las hipotecas u otra deuda subyacente podran ser refinanciadas o reintegradas antes de su vencimiento durante periodos de baja en los tipos de interes. En tal caso, es posible que un administrador de cartera tenga que reinvertir el producto de los valores a un tipo

 82 Fondos de Renta Variable de Janus
               mas bajo. Las ganancias de mercado potenciales de un valor sujeto al riesgo del pago anticipado pueden ser mas limitadas que las ganancias de mercado potenciales de un valor comparable que no esta sujeto al riesgo del pago anticipado.

               Una COMPANIA DE INVERSION EXTRANJERA PASIVA (PASSIVE FOREIGN INVESTMENT COMPANY, PFIC) es cualquier empresa extranjera que genere ciertos montos de ingreso pasivo o mantenga ciertos montos de activos para la produccion de ingreso pasivo. El ingreso pasivo incluye dividendos, intereses, regalias, alquileres y anualidades. Para evitar los impuestos e intereses que los Fondos deben pagar si estas inversiones generan utilidades, los Fondos pueden elegir varias opciones permitidas por las leyes tributarias. Estas opciones podrian obligar a que los Fondos reconozcan ingreso tributable, el que a su vez debe ser repartido, antes de que se vendan los valores y antes de que se reciba efectivo para pagar las distribuciones.

               Las ACCIONES PREFERENTES son valores de renta variable que, por lo general, pagan dividendos a una tasa especificada y tienen preferencia sobre las acciones ordinarias en el pago de dividendos y la liquidacion. Por lo general, las acciones preferentes no conllevan derechos de voto.

               Los ACUERDOS DE RECOMPRA implican la compra de un valor por un Fondo y un acuerdo simultaneo del vendedor (por lo general, un banco o un agente de bolsa) de comprar nuevamente el valor del Fondo en una fecha especificada o al momento del requerimiento. Esta tecnica ofrece un metodo de obtener ingreso sobre efectivo inactivo. Estos valores conllevan el riesgo de que el vendedor no comprara de vuelta el valor, segun lo convenido. En tal caso, el Fondo asumira el riesgo de fluctuaciones en el valor de mercado hasta que se pueda vender el instrumento, y podra sufrir demoras e incurrir en costos al liquidar el instrumento.

               Los ACUERDOS DE RECOMPRA INVERSA implican la venta de un valor por un Fondo a otra parte (por lo general, un banco o agente de bolsa) a cambio de efectivo y de un acuerdo del fondo de comprar el valor de vuelta a un precio y momento especificados.

                                           Glosario de terminos de inversion  83

               Esta tecnica sera utilizada principalmente para proveer efectivo para satisfacer solicitudes de liquidacion anormalmente altas o para otros fines temporales o de emergencia.

               Los VALORES DEL GOBIERNO DE LOS EE.UU. incluyen obligaciones directas del gobierno de los EE.UU. que esten apoyadas por su garantia solidaria. Los Bonos del Tesoro tienen vencimientos iniciales de menos de un ano, los pagares del Tesoro tienen vencimientos de uno a diez anos y los bonos del Tesoro pueden ser emitidos con cualquier vencimiento pero, por lo general, tienen vencimientos de por lo menos diez anos. Los valores del gobierno de los EE.UU. incluyen tambien obligaciones indirectas del gobierno de los EE.UU. que son emitidas por organismos federales y entidades auspiciadas por el gobierno. A diferencia de los valores del Tesoro, por lo general, los valores de las agencias no estan respaldados por la garantia solidaria del gobierno de los EE.UU. Algunos valores de agencias estan apoyados por el derecho de la entidad emisora de obtener prestamos del Tesoro, otros estan apoyados por la autoridad discrecional del gobierno de los EE.UU. de comprar las obligaciones de la agencia y otros estan apoyados solo por el credito de la agencia patrocinadora.

               Los CERTIFICADOS DE COMPRA FUTURA (WARRANTS) son valores, tipicamente emitidos con acciones preferentes o bonos, que le dan al tenedor el derecho de comprar un monto proporcional de acciones ordinarias a un precio especificado, normalmente a un precio que es mas alto que el precio de mercado en el momento de la emision del certificado de compra futura. El derecho puede durar varios anos o ser por tiempo indefinido.

               Las TRANSACCIONES ANTES DE LA EMISION, LA ENTREGA APLAZADA Y LAS TRANSACCIONES A PLAZO, por lo general, implican la compra de un valor con pagos y entrega en alguna fecha en el futuro -- es decir, mas alla de la liquidacion normal. Los Fondos no devengan intereses sobre tales valores hasta la liquidacion y asumen el riesgo de fluctuaciones en el valor de mercado entre las fechas de compra y liquidacion. Las emisiones nuevas de acciones y bonos, colocaciones privadas y valores del gobierno de los EE.UU. pueden venderse de esta manera.

 84 Fondos de Renta Variable de Janus

II. FUTUROS, OPCIONES Y OTROS INSTRUMENTOS DERIVADOS.

               Los CONTRATOS A PLAZO son contratos para comprar o vender un monto especificado de un instrumento financiero a un precio convenido en un momento especificado. En la actualidad, los contratos a plazo no se negocian en bolsa y se negocian tipicamente sobre bases individuales. Los Fondos pueden celebrar contratos de divisas a plazo para proveer cobertura contra bajas en el valor de instrumentos denominados en, o cuyo valor este vinculado a, una moneda que no sea el dolar estadounidense, o para reducir el impacto de la revalorizacion de moneda sobre compras de tales valores. Podran tambien celebrar contratos a plazo para comprar o vender valores u otros indices financieros.

               Los CONTRATOS DE FUTUROS son contratos que obligan al comprador a recibir y al vendedor a entregar un instrumento o dinero a un precio especificado en una fecha especificada. Los Fondos pueden comprar y vender contratos de futuros sobre divisas, valores e indices financieros, incluyendo tipos de interes o un indice de valores de renta variable o fija del gobierno de los EE.UU. o de gobiernos extranjeros. Los Fondos pueden tambien comprar opciones sobre contratos de futuros. Una opcion sobre un contrato de futuros le da al comprador el derecho, pero no la obligacion, de comprar o vender un contrato de futuros a un precio especificado en o antes de una fecha especificada. Los contratos de futuros y las opciones sobre futuros son estandarizados y negociados en bolsas designadas.

               Tipicamente, los VALORES INDEXADOS/ESTRUCTURADOS son instrumentos de deuda de plazo corto a intermedio cuyo valor al vencimiento o tipo de interes esta vinculada a monedas, tipos de interes, valores de renta variable, indices, precios de productos basicos u otros indicadores financieros. Tales instrumentos pueden estar indexados positiva o negativamente (es decir, su valor puede aumentar o bajar si el indice o instrumento de referencia se revaloriza). Los valores indexados/estructurados pueden tener caracteristicas de rendimiento similares a las inversiones directas en los instrumentos subyacentes y pueden ser mas volatiles que los instrumentos subyacentes. Un Fondo asume el riesgo de

                                           Glosario de terminos de inversion  85
               mercado de una inversion en los instrumentos subyacentes, al igual que el riesgo de credito de la entidad emisora.

               Las OPCIONES otorgan el derecho, pero no la obligacion, de comprar o vender una cantidad especificada de valores u otros activos en o despues de una fecha fija a un precio predeterminado. Los Fondos pueden comprar y emitir opciones de compra y venta sobre valores, indices de valores y divisas.

 86 Fondos de Renta Variable de Janus
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[JANUS LOGO]

          1-800-525-3713
          P.O. Box 173375
          Denver, Colorado 80217-3375
          janus.com

Usted puede solicitar informacion adicional, incluyendo una Declaracion de Informacion Adicional, un Informe Anual o un Informe Semestral, sin cargo alguno, llamando a Janus al 1-800-525-3713 o visitandonos en Internet en janus.com. En los Informes Anuales de los Fondos, encontrara una explicacion de las condiciones de mercado y las estrategias de inversion que afectaron de manera significativa el desempeno de los Fondos durante su ultimo ano fiscal. Tambien se puede obtener informacion adicional de intermediarios financieros que venden acciones de los Fondos.

La Declaracion de Informacion Adicional brinda informacion detallada sobre los Fondos y se incorpora a este Prospecto por referencia. Puede examinar la Declaracion de Informacion Adicional de los Fondos en la Sala de Consulta del Publico de la SEC u obtener copias solo del texto por un cargo, escribiendo a dicha sala a Public Reference Room, Washington, D.C. 20549-6009, o llamando a la misma al 1-800-SEC-0330. Puede obtener la Declaracion de Informacion Adicional sin cargo alguno en la direccion en Internet de la SEC, http://www.sec.gov.

    Expediente no. 811-1879 de la Ley de Companias de Inversion

  PCEQ0899